UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22001

TDAX Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

David M. Kelley TDAX Funds, Inc. 420 Lexington Avenue Suite 2550 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	May 31, 2008

Date of reporting period:	November 30, 2007

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

November 30, 2007

(Unaudited)

TDAX Funds, Inc.

TDAX Independence 2010 Exchange-Traded Fund

TDAX Independence 2020 Exchange-Traded Fund

TDAX Independence 2030 Exchange-Traded Fund

TDAX Independence 2040 Exchange-Traded Fund

TDAX Independence In-Target Exchange-Traded Fund

TDAX Funds, Inc.

TO OUR SHAREHOLDERS:

We are pleased to present the first shareholder report on the TDAX Independence family of target-date exchange-traded funds (ETFs). This report covers the period from the launch of the five funds on NYSE Arca, Inc. on October 1, 2007 through the end of the funds' semi-annual period on November 30, 2007.

Even though the TDAX Independence ETFs have been trading for a short period, they have achieved some significant milestones and accumulated a number of firsts. The TDAX Independence ETFs are:

•  The first lifecycle ETFs to enter the market. Other target-date products are either funds of mutual funds or funds of ETFs. Historically, first-to-market ETFs have garnered attention and assets. At the end of November, the TDAX Independence ETFs collectively held $111 million in assets.

•  The first ETFs to hold a blended portfolio of both fixed income and equity securities. And, like all ETFs, TDAX Independence ETFs are easy-to-access, transparent, and lower-cost products. Where open-end target-date mutual funds have expense ratios averaging 1.27%*, TDAX Independence ETFs are estimated to have an expense ratio of 0.73%, which will be reduced to 0.65% as a result of a contractual waiver**.

•  ETFs that are intended to fulfill the requirements to be deemed Qualified Default Investment Alternatives (QDIA), a new retirement investment category resulting from the Pension Protection Act of 2006. QDIAs may be adopted by plan sponsors to serve as 401(k) default options. The TDAX Independence ETFs provide investors with a retirement option that reallocates and rebalances automatically.

We are also pleased to report the initial dividend distributions for the TDAX Independence ETFs. The following dividends per share were paid to shareholders of record as of December 21, 2007, on December 31, 2007:

TDAX Independence 2010    $0.20929

TDAX Independence 2020    $0.11064

TDAX Independence 2030    $0.08937

TDAX Independence 2040    $0.06457

TDAX Independence In-Target    $0.14932

Lifecycle funds continue to be one of the fastest growing products for investors saving for retirement. In 2006, lifecycle funds increased assets by 50% to $303 billion, after rising 57% in 2005. According to the Investment Company Institute, this trend is expected to continue and assets may grow to $465 billion by 2010.

In addition, ETFs are one of the fastest growing investment products ever. ETF assets are collectively expected to grow to $2 trillion by 2010 from their mid-November 2007 $580 billion total, according to Morgan Stanley research. The study also noted that over 37% of the 601 ETFs trading in the U.S. today have been issued this year. Needless to say, we believe, the TDAX Independence ETFs are well positioned to capture these two surging trends of investor interest.

We look forward to concluding TDAX Funds, Inc.'s first full year of operations in 2008 and thank you for your support.

Very truly yours,

Anthony F. Dudzinski	David M. Kelley

Chairman &	President &

Chief Operating Officer	Chief Executive Officer

* Source: Morningstar Database October 2007.

** The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest Investment Management, LLC ("Amerivest") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2008. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Normal brokerage commissions apply.

TDAX Funds, Inc.

PERFORMANCE SUMMARY

TDAX Independence 2010 Exchange-Traded Fund (TDD)

The TDAX Independence 2010 Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007, and seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index.

The Zacks 2010 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/07

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Since Inception[1]	0.16%	0.06%	1.45%	1.82%

1 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2010 Lifecycle Index return is a price return and does not include dividend or interest payments. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through November 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdaxshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Top Ten Holdings2 as of 11/30/07

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Sun Microsystems, Inc.	5,748	$119,442	0.8%
Exxon Mobil Corp.	1,047	93,350	0.6%
Procter & Gamble Co. (The)	1,193	88,281	0.6%
American Express Co.	1,340	79,032	0.5%
Pfizer, Inc.	3,186	75,700	0.5%
United Technologies Corp.	947	70,806	0.5%
Johnson & Johnson	1,044	70,721	0.5%
Motorola, Inc.	4,426	70,682	0.5%
Microsoft Corp.	1,993	66,964	0.4%
Altria Group, Inc.	800	62,048	0.4%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 6.00, 8/15/09	1,374,000	$1,440,017	9.4%
Fed. Home Loan Mort. Corp., 4.50, 1/15/13	756,000	771,887	5.1%
Fed. Natl. Mort. Assoc., 5.00, 9/15/08	541,000	545,379	3.6%
U.S. Treasury Note, 4.75, 11/15/08	425,000	430,910	2.8%
U.S. Treasury Note, 3.50, 2/15/10	405,000	408,892	2.7%
Citigroup, Inc., 6.00, 2/21/12	362,000	374,843	2.5%
Fed. Natl. Mort. Assoc., 5.00, 4/15/15	350,000	364,982	2.4%
Merrill Lynch & Co., Inc., 5.00, 1/15/15	242,000	228,253	1.5%
Goldman Sachs Grp. L.P., 5.00, 10/01/14	212,000	207,190	1.4%
Wachovia Corp., 5.25, 8/01/14	212,000	206,697	1.4%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdaxshares.com.

Asset Class Breakdown

as of 11/30/07*

Sector Breakdown as of 11/30/07*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDAX Funds, Inc.

PERFORMANCE SUMMARY

TDAX Independence 2020 Exchange-Traded Fund (TDH)

The TDAX Independence 2020 Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007, and seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index.

The Zacks 2020 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/07

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Since Inception[1]	-1.14%	-0.96%	1.64%	-0.03%

1 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2020 Lifecycle Index return is a price return and does not include dividend or interest payments. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through November 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdaxshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Top Ten Holdings2 as of 11/30/07

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Sun Microsystems, Inc.	22,122	$459,694	1.5%
Exxon Mobil Corp.	4,053	361,364	1.2%
Procter & Gamble Co.	4,628	342,471	1.1%
American Express Co.	5,472	322,738	1.1%
Pfizer, Inc.	12,562	298,472	1.0%
Motorola, Inc.	17,775	283,866	0.9%
United Technologies Corp.	3,749	280,312	0.9%
Johnson & Johnson	3,987	270,079	0.9%
Microsoft Corp.	7,745	260,232	0.9%
Exelon Corp.	3,003	243,453	0.8%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
Fed. Home Loan Mort. Corp., 4.50, 1/15/13	483,000	$493,150	1.6%
U.S. Treasury Bond, 7.625, 2/15/25	351,000	485,285	1.6%
U.S. Treasury Bond, 8.125, 8/15/19	357,000	484,851	1.6%
Citigroup, Inc., 6.00, 2/21/12	402,000	416,262	1.4%
Fed. Home Loan Mort. Corp., 6.25, 7/15/32	342,000	404,024	1.3%
U.S. Treasury Bond, 6.25, 5/15/30	235,000	295,843	1.0%
HSBC Finance Corp., 6.375, 11/27/12	271,000	283,191	0.9%
Morgan Stanley, 5.30, 3/01/13	277,000	274,752	0.9%
US Treasury Note, 4.75, 5/15/14	255,000	271,336	0.9%
Goldman Sachs Grp. L.P., 5.00, 10/01/14	271,000	264,852	0.9%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdaxshares.com.

Asset Class Breakdown

as of 11/30/07*

Sector Breakdown as of 11/30/07*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDAX Funds, Inc.

PERFORMANCE SUMMARY

TDAX Independence 2030 Exchange-Traded Fund (TDN)

The TDAX Independence 2030 Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007, and seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index.

The Zacks 2030 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/07

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Since Inception[1]	-2.27%	-2.18%	-0.09%	-1.45%

1 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2030 Lifecycle Index return is a price return and does not include dividend or interest payments. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through November 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdaxshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Top Ten Holdings2 as of 11/30/07

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Sun Microsystems, Inc.	24,606	$511,313	2.0%
Exxon Mobil Corp.	4,496	400,863	1.6%
Procter & Gamble Co. (The)	5,148	380,953	1.5%
American Express Co.	6,338	373,814	1.5%
Pfizer, Inc.	14,098	334,969	1.3%
Motorola, Inc.	19,681	314,306	1.3%
Johnson & Johnson	4,606	312,011	1.2%
United Technologies Corp.	4,161	311,117	1.2%
Chevron Corp.	3,271	287,096	1.1%
Microsoft Corp.	8,172	274,579	1.1%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 4.75, 5/15/14	127,000	$135,136	0.5%
U.S. Treasury Bond, 6.25, 5/15/30	103,000	129,667	0.5%
Fed. Home Loan Mort. Corp., 6.25, 7/15/32	109,000	128,768	0.5%
Lincoln National Corp., 7.00, 5/17/66	109,000	109,042	0.4%
Travelers Cos., Inc. (The), 6.25, 3/15/37	104,000	98,776	0.4%
U.S. Treasury Bond, 8.125, 8/15/19	70,000	95,069	0.4%
U.S. Treasury Note, 3.50, 2/15/10	84,000	84,807	0.3%
American Gen. Fin. Corp., 5.375, 10/01/12	84,000	83,920	0.3%
Procter & Gamble Co. (The), 5.55, 3/05/37	79,000	79,163	0.3%
American Express Co., 6.80, 9/01/66	68,000	70,052	0.3%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdaxshares.com.

Asset Class Breakdown

as of 11/30/07*

Sector Breakdown as of 11/30/07*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDAX Funds, Inc.

PERFORMANCE SUMMARY

TDAX Independence 2040 Exchange-Traded Fund (TDV)

The TDAX Independence 2040 Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007, and seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index.

The Zacks 2040 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/07

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Since Inception[1]	-2.61%	-2.43%	-1.85%	-2.14%

1 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2040 Lifecycle Index return is a price return and does not include dividend or interest payments. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through November 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdaxshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Top Ten Holdings2 as of 11/30/07

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Sun Microsystems, Inc.	26,624	$553,247	2.2%
Exxon Mobil Corp.	4,844	431,890	1.7%
Procter & Gamble Co. (The)	5,566	411,883	1.6%
American Express Co.	6,837	403,246	1.6%
Pfizer, Inc.	15,226	361,771	1.4%
Motorola, Inc.	21,516	343,611	1.4%
United Technologies Corp.	4,518	337,811	1.4%
Johnson & Johnson	4,718	319,597	1.3%
General Electric Co.	7,863	301,074	1.2%
Exelon Corp.	3,672	297,688	1.2%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Bond, 7.50, 11/15/16	44,000	$55,478	0.2%
Fed. Home Loan Mort. Corp., 6.25, 7/15/32	45,000	53,161	0.2%
American Express Co., 6.80, 9/01/66	40,000	41,206	0.2%
Bristol-Myers Squibb Co., 5.875, 11/15/36	28,000	27,883	0.1%
Procter & Gamble Co. (The), 5.55, 3/05/37	26,000	26,053	0.1%
Eli Lilly & Co., 5.55, 3/15/37	26,000	25,417	0.1%
U.S. Treasury Note, 3.50, 2/15/10	25,000	25,240	0.1%
Lincoln National Corp., 7.00, 5/17/66	25,000	25,009	0.1%
Travelers Cos., Inc. (The), 6.25, 3/15/37	26,000	24,694	0.1%
Burlington Northern Santa Fe Corp., 6.15, 5/01/37	25,000	24,680	0.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdaxshares.com.

Asset Class Breakdown

as of 11/30/07*

Sector Breakdown as of 11/30/07*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDAX Funds, Inc.

PERFORMANCE SUMMARY

TDAX Independence In-Target Exchange-Traded Fund (TDX)

The TDAX Independence In-Target Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007, and seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index.

The Zacks In-Target Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Zacks In-Target Lifecycle Index is designed for persons who are at or near their target date and therefore has a conservative allocation (emphasis on greater fixed income exposure). Allocations will now begin to shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at inception.

Performance as of 11/30/07

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Since Inception[1]	1.08%	0.26%	-0.02%	1.52%

1 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks In-Target Lifecycle Index return is a price return and does not include dividend or interest payments. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through November 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdaxshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Top Ten Holdings2 as of 11/30/07

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	334	$29,780	0.2%
Sun Microsystems, Inc.	1,206	25,060	0.2%
Procter & Gamble Co. (The)	331	24,494	0.2%
Johnson & Johnson	334	22,626	0.1%
American Express Co.	361	21,292	0.1%
Wal-Mart Stores, Inc.	361	17,292	0.1%
Pfizer, Inc.	719	17,083	0.1%
Motorola, Inc.	1,049	16,753	0.1%
Chevron Corp.	184	16,150	0.1%
Bank of America Corp.	334	15,407	0.1%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 4.375, 12/31/07	1,676,000	$1,677,310	11.0%
U.S. Treasury Note, 4.875, 8/15/09	1,365,000	1,404,671	9.2%
U.S. Treasury Note, 3.125, 9/15/08	1,350,000	1,348,946	8.9%
U.S. Treasury Note, 4.625, 9/15/08	1,320,000	1,324,435	8.7%
U.S. Treasury Note, 4.75, 11/15/08	1,138,000	1,153,826	7.6%
U.S. Treasury Note, 3.75, 5/15/08	1,139,000	1,141,670	7.5%
U.S. Treasury Note, 3.50, 2/15/10	870,000	878,361	5.8%
U.S. Treasury Note, 2.625, 3/15/09	616,000	612,246	4.0%
U.S. Treasury Note, 3.875, 7/15/10	496,000	506,657	3.3%
U.S. Treasury Note, 4.50, 5/15/10	466,000	482,383	3.2%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdaxshares.com.

Asset Class Breakdown

as of 11/30/07*

Sector Breakdown as of 11/30/07*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS). Sectors representing less than 1% of total investments are included in Other.

TDAX Funds, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various TDAX Independence ETFs (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period (in this case, since inception) and held through the period ended November 30, 2007.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007 (Commencement of Investment Operations)	Ending Account Value November 30, 2007	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) October 1, 2007 (Commencement of Investment Operations) to November 30, 2007
TDAX Independence 2010 Exchange Traded-Fund
Actual	$1,000.00	$1,001.60	0.66%	$1.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	0.66%	$3.32
TDAX Independence 2020 Exchange Traded-Fund
Actual	$1,000.00	$988.60	0.65%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.65%	$3.31
TDAX Independence 2030 Exchange Traded-Fund
Actual	$1,000.00	$977.30	0.65%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.65%	$3.31
TDAX Independence 2040 Exchange Traded-Fund
Actual	$1,000.00	$973.90	0.65%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.65%	$3.31
TDAX Independence In-Target Exchange Traded-Fund
Actual	$1,000.00	$1,010.80	0.66%	$1.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	0.66%	$3.33

(1) Amerivest Investment Management, LLC ("Amerivest"), a sub-advisor to the Funds, has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Net Annual Operating Expenses for shares of each Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2008. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by Amerivest.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 1, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 61 days and then dividing the result by 366.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS

TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—32.5%
CONSUMER DISCRETIONARY—3.1%
Aeropostale, Inc.*	149	$3,807
ArvinMeritor, Inc.	449	4,539
Brookfield Homes Corp.	449	7,570
Cabela's, Inc., Class A*	149	2,464
Coach, Inc.*	598	22,210
Collective Brands, Inc.*	449	6,883
Comcast Corp., Class A*	1,395	28,653
Compagnie Financiere Richemont SA, Class A (China)	87	5,987
Daimler AG (Germany)	48	4,900
DeVry, Inc.	349	19,188
DIRECTV Group (The), Inc.*	1,495	37,181
Fleetwood Enterprises, Inc.*	1,349	7,379
Gemstar-TV Guide International, Inc.*	745	4,396
Home Depot (The), Inc.	449	12,823
HONDA MOTOR Co. Ltd. (Japan)	300	10,169
J. Crew Group, Inc.*	129	6,198
Jo-Ann Stores, Inc.*	260	4,280
Jos. A. Bank Clothiers, Inc.*	149	3,858
Lear Corp.*	176	5,181
Liberty Global, Inc., Class A*	490	19,904
Live Nation, Inc.*	248	3,328
McDonald's Corp.	598	34,965
Men's Wearhouse (The), Inc.	149	5,143
New York & Co., Inc.*	745	5,491
Omnicom Group, Inc.	100	4,875
Sony Corp. (Japan)	300	16,254
Sotheby's	149	5,580
Steven Madden Ltd.*	149	3,387
Target Corp.	449	26,967
Tempur-Pedic International, Inc.	349	10,362
Time Warner, Inc.	1,193	20,591
Toyota Motor Corp. (Japan)	900	50,630
Under Armour, Inc., Class A*	69	3,428
Universal Technical Institute, Inc.*	449	7,916
Viacom, Inc., Class B*	837	35,171
Yum! Brands, Inc.	745	27,677
		479,335
CONSUMER STAPLES—2.9%
Altria Group, Inc.	800	62,048
British American Tobacco PLC (United Kingdom)	82	3,182
Carrefour SA (France)	51	3,961
Coca-Cola (The) Co.	900	55,890
ConAgra Foods, Inc.	1,044	26,121
CVS Caremark Corp.	449	18,000
Diageo PLC (United Kingdom)	383	8,607
Groupe DANONE (France)	9	796
Kraft Foods, Inc., Class A	800	27,640
Longs Drug Stores Corp.	149	7,885
Nestle SA (China)	96	46,170
Pilgrim's Pride Corp.	149	3,886
Procter & Gamble (The) Co.	1,193	88,281
Reckitt Benckiser Group PLC (United Kingdom)	51	3,031
Seaboard Corp.	3	4,527
Tesco PLC (United Kingdom)	1,262	12,429

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Unilever NV (Netherlands)	296	$10,493
Wal-Mart Stores, Inc.	1,193	57,145
		440,092
ENERGY—3.1%
Alon USA Energy, Inc.	149	4,145
BG Group PLC (United Kingdom)	547	11,450
BP PLC (United Kingdom)	3,879	47,057
Chevron Corp.	598	52,485
ConocoPhillips	598	47,864
Dril-Quip, Inc.*	149	8,407
ENI S.p.A (Italy)	281	10,052
EOG Resources, Inc.	598	49,501
Exxon Mobil Corp.	1,047	93,350
International Coal Group, Inc.*	1,793	8,983
Newpark Resources, Inc.*	891	4,794
Occidental Petroleum Corp.	149	10,396
Oil States International, Inc.*	149	4,725
Oilsands Quest, Inc.*	1,145	5,153
PetroHawk Energy Corp.*	296	4,825
Petroleum Development Corp.*	149	7,550
Repsol YPF, S.A. (Spain)	93	3,437
Royal Dutch Shell PLC, Class A (United Kingdom)	712	28,782
Royal Dutch Shell PLC, Class B (United Kingdom)	523	20,991
Schlumberger Ltd. (Netherlands Antilles)	233	21,774
Total SA (France)	224	18,160
W-H Energy Services, Inc.*	149	7,525
		471,406
FINANCIALS—7.0%
ABN AMRO Holding NV (Netherlands)	221	11,678
Allianz SE (Germany)	66	13,660
American Express Co.	1,340	79,032
American International Group, Inc.	249	14,474
Aspen Insurance Holdings Ltd. (Bermuda)	146	4,205
Assicurazioni Generali S.p.A (Italy)	30	1,381
Aviva PLC (United Kingdom)	466	6,535
AXA (France)	242	9,921
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)	149	3,720
Banco Santander S.A. (Spain)	2,350	50,499
Bank of America Corp.	745	34,367
Barclays PLC (United Kingdom)	1,959	22,678
BNP Paribas (France)	126	14,269
Charles Schwab (The) Corp.	1,691	41,108
Citigroup, Inc.	1,044	34,765
Commonwealth Bank of Australia (Australia)	6	317
Credit Suisse Group (China)	422	25,472
Deerfield Triarc Capital Corp. REIT	1,909	14,337
Delphi Financial Group, Inc., Class A	149	5,728
Deutsche Bank AG (Germany)	12	1,582
Digital Realty Trust, Inc. REIT	351	13,394
Dollar Financial Corp.*	149	4,452
Fortis (Belgium)	44	1,183
Franklin Resources, Inc.	351	43,235
GFI Group, Inc.*	149	14,510

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
FINANCIALS (Continued)
Goldman Sachs Group (The), Inc.	100	$22,664
HBOS PLC (United Kingdom)	831	13,635
Highwoods Properties, Inc. REIT	349	11,074
HSBC Holdings PLC (United Kingdom)	2,276	38,842
ING Groep N.V. (Netherlands)	413	16,083
International Securities Exchange Holdings, Inc.	149	10,011
Intesa Sanpaolo S.p.A (Italy)	368	2,944
JPMorgan Chase & Co.	598	27,281
Lincoln National Corp.	598	36,819
Lloyds TSB Group PLC (United Kingdom)	1,773	18,045
Mizuho Financial Group, Inc. (Japan)	1	5,364
Morgan Stanley	100	5,272
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	30	5,483
National City Corp.	1,193	23,574
Nomura Holdings, Inc. (Japan)	900	16,130
Nordea Bank AB (Sweden)	1,200	20,137
Northern Trust Corp.	349	28,266
NYSE Euronext	380	32,908
Odyssey Re Holdings Corp.	349	13,450
optionsXpress Holdings, Inc.	449	13,654
Platinum Underwriters Holdings Ltd. (Bermuda)	102	3,705
Post Properties, Inc. REIT	149	5,410
Prudential PLC (United Kingdom)	440	6,143
Realty Income Corp. REIT	449	12,797
Royal Bank of Scotland Group PLC (United Kingdom)	2,411	22,754
Simon Property Group, Inc. REIT	249	24,514
SLM Corp.*	598	22,772
Societe Generale (France)	36	5,579
Sumitomo Mitsui Financial Group, Inc. (Japan)	1	8,573
Swiss Re (China)	72	5,354
UBS AG (China)	616	31,208
UniCredito Italiano S.p.A (Italy)	1,944	16,622
Vornado Realty Trust REIT	149	13,410
Wachovia Corp.	451	19,393
Waddell & Reed Financial, Inc., Class A	149	5,093
Wells Fargo & Co.	598	19,393
Westpac Banking Corp. (Australia)	145	3,633
Zurich Financial Services AG (China)	36	10,498
		1,064,989
HEALTH CARE—4.2%
Abbott Laboratories	598	34,391
Alexion Pharmaceuticals, Inc.*	81	5,890
AMERIGROUP Corp.*	351	12,064
AstraZeneca PLC (United Kingdom)	212	10,069
Auxilium Pharmaceuticals, Inc.*	269	7,545
Becton, Dickinson & Co.	498	41,200
CIGNA Corp.	498	26,698
Dendreon Corp.*	703	3,515
Genzyme Corp.*	598	44,808
GlaxoSmithKline PLC (United Kingdom)	910	24,100
Hologic, Inc.*	149	9,892
Illumina, Inc.*	149	8,611
Johnson & Johnson	1,044	70,721
Magellan Health Services, Inc.*	149	6,772
Matria Healthcare, Inc.*	449	10,201

	Number of Shares	Market Value
HEALTH CARE (Continued)
McKesson Corp.	498	$33,232
Merck & Co., Inc.	745	44,223
Novartis AG (China)	550	31,347
Pfizer, Inc.	3,186	75,700
Roche Holding AG (China)	194	37,028
Sanofi-Aventis SA (France)	54	5,153
STERIS Corp.	149	4,166
Takeda Pharmaceutical Co. Ltd. (Japan)	100	6,401
Thermo Fisher Scientific, Inc.*	745	42,942
UnitedHealth Group, Inc.	449	24,695
Ventana Medical Systems, Inc.*	149	13,234
WellPoint, Inc.*	149	12,547
		647,145
INDUSTRIALS—3.3%
ABB Ltd. (China)	487	14,312
Aecom Technology Corp.*	311	8,269
Allegiant Travel Co.*	378	13,381
Boeing Co.	351	32,482
Brady Corp., Class A	349	13,970
Caterpillar, Inc.	349	25,093
CDI Corp.	449	11,975
Compagnie de Saint-Gobain (France)	50	4,936
Danaher Corp.	100	8,682
Emerson Electric Co.	449	25,602
FedEx Corp.	100	9,847
Fuel Tech, Inc.*	675	16,477
General Electric Co.	1,242	47,555
Granite Construction, Inc.	149	6,112
IKON Office Solutions, Inc.	149	1,882
Illinois Tool Works, Inc.	149	8,270
Ingersoll-Rand Co., Ltd., Class A (Bermuda)	90	4,648
JetBlue Airways Corp.*	1,379	9,653
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	203	8,540
Manpower, Inc.	149	9,104
Mitsubishi Corp. (Japan)	300	8,600
Northrop Grumman Corp.	451	35,534
PHH Corp.*	149	3,302
Raven Industries, Inc.	349	12,121
Schneider Electric SA (France)	9	1,260
Siemens AG (Germany)	84	12,789
Simpson Manufacturing Co., Inc.	449	11,948
Trane, Inc.	598	21,953
Union Pacific Corp.	100	12,614
United Parcel Service, Inc., Class B	351	25,862
United Technologies Corp.	947	70,806
		497,579
INFORMATION TECHNOLOGY—4.3%
Accenture Ltd., Class A (Bermuda)	239	8,260
Agilysys, Inc.	149	2,070
Amkor Technology, Inc.*	598	4,928
Ansoft Corp.*	351	10,183
Benchmark Electronics, Inc.*	149	2,675
CANON, Inc. (Japan)	300	15,713
Cisco Systems, Inc.*	1,044	29,253
eBay, Inc.*	800	26,824

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
Entegris, Inc.*	296	$2,563
FLIR Systems, Inc.*	149	10,241
Foundry Networks, Inc.*	449	7,916
Hewlett-Packard Co.	449	22,971
Intel Corp.	1,146	29,888
International Business Machines Corp.	149	15,672
Ixia*	900	9,297
Jack Henry & Associates, Inc.	149	3,987
Juniper Networks, Inc.*	598	17,773
Lawson Software, Inc.*	628	6,104
Microsoft Corp.	1,993	66,964
Motorola, Inc.	4,426	70,682
MPS Group, Inc.*	149	1,654
Nintendo Co. Ltd. (Japan)	4	2,434
Nokia Oyj (Finland)	775	31,022
Nuance Communications, Inc.*	658	13,278
ON Semiconductor Corp.*	598	5,496
Orbcomm, Inc.*	1,548	12,059
Perficient, Inc.*	449	7,530
Perot Systems Corp., Class A*	451	5,931
SAIC, Inc.*	568	11,326
SAP AG (Germany)	127	6,513
SAVVIS, Inc.*	143	4,582
Sonus Networks, Inc.*	721	4,744
Sun Microsystems, Inc.*	5,748	119,442
Sybase, Inc.*	149	3,820
Symantec Corp.*	1,047	18,637
Telefonaktiebolaget LM Ericsson (Sweden)	6,000	14,652
ValueClick, Inc.*	449	10,614
Veeco Instruments, Inc.*	449	7,534
Xerox Corp.	745	12,576
		657,808
MATERIALS—1.9%
A. Schulman, Inc.	149	3,212
Alcoa, Inc.	449	16,330
Anglo American PLC (United Kingdom)	403	27,229
ArcelorMittal (Luxembourg)	75	5,550
BASF AG (Germany)	30	4,173
Bayer AG (Germany)	48	3,970
BHP Billiton Ltd. (Australia)	416	15,813
BHP Billiton PLC (United Kingdom)	604	19,958
CF Industries Holdings, Inc.	149	13,556
Dow Chemical (The) Co.	349	14,637
E.I. du Pont de Nemours & Co.	449	20,721
Headwaters, Inc.*	149	1,788
JFE Holdings, Inc. (Japan)	302	16,471
NIPPON STEEL Corp. (Japan)	3,000	17,985
Quanex Corp.	149	7,456
Rio Tinto PLC (United Kingdom)	218	25,281
Southern Copper Corp.	249	27,551
Terra Industries, Inc.*	319	12,052
Weyerhaeuser Co.	349	25,540
Xstrata PLC (United Kingdom)	140	9,842
		289,115

	Number of Shares	Market Value
TELECOMMUNICATION SERVICES—1.4%
AT&T, Inc.	1,495	$57,124
BT Group PLC (United Kingdom)	1,441	8,496
Golden Telecom, Inc.*	149	15,118
Koninklijke (Royal) KPN N.V. (Netherlands)	260	4,793
Qwest Communications International, Inc.*	5,994	39,740
Telefonica S.A. (Spain)	670	22,531
Time Warner Telecom, Inc., Class A*	254	5,697
Verizon Communications, Inc.	598	25,840
Vodafone Group PLC (United Kingdom)	10,768	40,340
		219,679
UTILITIES—1.3%
American Electric Power Co., Inc.	449	21,404
Constellation Energy Group, Inc.	351	35,174
E.ON AG (Germany)	36	7,362
Endesa S.A. (Spain)	337	18,590
Enel S.p.A (Italy)	484	5,818
Exelon Corp.	745	60,396
National Grid PLC (United Kingdom)	547	9,240
PNM Resources, Inc.	149	3,305
RWE AG (Germany)	33	4,523
Suez SA (France)	66	4,406
Tokyo Electric Power (The) Co., Inc. (Japan)	600	16,389
Westar Energy, Inc.	149	3,861
		190,468
Total Common Stocks (Cost $5,069,724)		4,957,616
	Principal Amount	Market Value
CORPORATE BONDS—36.7%
CONSUMER DISCRETIONARY—1.9%
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	$112,000	126,056
Daimler Finance North America LLC 7.30%, 1/15/12	60,000	64,939
Home Depot (The), Inc. 5.40%, 3/01/16	105,000	99,666
		290,661
CONSUMER STAPLES—1.7%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	75,000	74,819
Kroger (The) Co. 5.50%, 2/01/13	45,000	46,112
Wal-Mart Stores, Inc. 4.55%, 5/01/13	137,000	136,492
		257,423
ENERGY—2.2%
Apache Corp. 5.25%, 4/15/13	62,000	63,633
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	59,000	59,758
Hess Corp. 6.65%, 8/15/11	80,000	85,136

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
ENERGY (Continued)
Kinder Morgan Energy Partners L.P. 6.75%, 3/15/11	$35,000	$36,833
Spectra Energy Capital LLC 6.25%, 2/15/13	90,000	94,846
		340,206
FINANCIALS—24.0%
American General Finance Corp., Series H MTN 5.375%, 10/01/12	120,000	119,885
Ameriprise Financial, Inc. 5.35%, 11/15/10	81,000	83,221
Bank of America Corp. 4.50%, 8/01/10	180,000	180,415
Bank of America Corp. 4.875%, 1/15/13	15,000	15,005
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	60,000	63,729
Boston Properties LP 6.25%, 1/15/13	109,000	113,086
Capital One Financial Corp. 6.15%, 9/01/16	90,000	83,848
Citigroup, Inc. 6.00%, 2/21/12	362,000	374,843
Countrywide Home Loans, Inc., Series L MTN 4.00%, 3/22/11	33,000	25,116
European Investment Bank (Supranational) 4.625%, 5/15/14	122,000	125,085
General Electric Capital Corp., Series A MTN 5.875%, 2/15/12	111,000	116,526
Genworth Financial, Inc. 5.75%, 6/15/14	60,000	61,278
Goldman Sachs Group, L.P. 5.00%, 10/01/14	212,000	207,190
Goldman Sachs Group (The), Inc. 3.875%, 1/15/09	75,000	74,187
HSBC Finance Corp. 6.375%, 11/27/12	152,000	158,837
5.50%, 1/19/16	100,000	99,029
International Lease Finance Corp., Series Q MTN 5.75%, 6/15/11	152,000	154,841
iStar Financial, Inc., Series 1 5.875%, 3/15/16	55,000	45,067
John Deere Capital Corp. 7.00%, 3/15/12	60,000	65,693
JPMorgan Chase & Co. 5.75%, 1/02/13	75,000	76,866
Kreditanstalt fuer Wiederaufbau (Germany) 4.25%, 6/15/10	111,000	113,464
Lehman Brothers Holdings, Inc. MTN 5.50%, 4/04/16	90,000	86,506
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	88,000	88,346
Merrill Lynch & Co., Inc., Series C MTN 5.00%, 1/15/15	242,000	228,253
MetLife, Inc. 5.00%, 6/15/15	60,000	57,840
Morgan Stanley 5.05%, 1/21/11	100,000	100,151
5.30%, 3/01/13	162,000	160,685

	Principal Amount	Market Value
FINANCIALS (Continued)
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	$66,000	$71,891
Residential Capital LLC 6.375%, 6/30/10	10,000	6,700
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	85,000	85,313
SLM Corp., Series A MTN 5.375%, 5/15/14	40,000	35,355
Wachovia Corp. 5.25%, 8/01/14	212,000	206,697
Wells Fargo & Co. 5.00%, 11/15/14	188,000	185,567
		3,670,515
HEALTH CARE—1.3%
AmerisourceBergen Corp. 5.875%, 9/15/15	60,000	60,879
UnitedHealth Group, Inc. 4.875%, 3/15/15	87,000	83,847
WellPoint, Inc. 5.25%, 1/15/16	56,000	54,325
		199,051
INDUSTRIALS—0.6%
United Technologies Corp. 4.375%, 5/01/10	90,000	90,330
INFORMATION TECHNOLOGY—0.9%
International Business Machines Corp. 4.25%, 9/15/09	66,000	66,460
Oracle Corp. 5.25%, 1/15/16	66,000	66,061
		132,521
MATERIALS—0.6%
Alcoa, Inc. 6.00%, 1/15/12	95,000	98,896
TELECOMMUNICATION SERVICES—2.3%
Embarq Corp. 7.082%, 6/01/16	48,000	50,140
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	175,000	189,907
Sprint Capital Corp. 8.375%, 3/15/12	97,000	104,093
		344,140
UTILITIES—1.2%
Constellation Energy Group, Inc. 4.55%, 6/15/15	50,000	46,395
Dominion Resources, Inc., Series C 5.15%, 7/15/15	99,000	96,008
Exelon Generation Co. LLC 5.35%, 1/15/14	35,000	34,385
		176,788
Total Corporate Bonds (Amortized Cost $5,538,541)		5,600,531

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—27.7%
FEDERAL HOME LOAN MORTGAGE CORP.—5.0%
4.50%, 1/15/13	$756,000	$771,887
FEDERAL NATIONAL MORTGAGE ASSOCIATION—6.0%
5.00%, 9/15/08	541,000	545,379
5.00%, 4/15/15	350,000	364,982
		910,361
UNITED STATES TREASURY BONDS/NOTES—16.7%
5.125%, 6/30/08	75,000	75,773
4.75%, 11/15/08	425,000	430,910
6.00%, 8/15/09	1,374,000	1,440,447
3.50%, 2/15/10	405,000	408,892
4.75%, 5/15/14	188,000	200,044
		2,556,066
Total United States Government & Agencies Obligations (Amortized Cost $4,154,648)		4,238,314
SOVEREIGN BONDS—1.3%
SOVEREIGN—1.3%
Italy Government International Bond (Italy) 6.00%, 2/22/11	131,000	140,338
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	58,000	61,741
Total Sovereign Bonds (Amortized Cost $197,044)		202,079
Total Investments—98.2% (Amortized Cost $14,959,957)		$14,998,540
Other assets less liabilities—1.8%		279,149
Net Assets—100.0%		$15,277,689

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS

TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—65.8%
CONSUMER DISCRETIONARY—6.7%
Aeropostale, Inc.*	1,491	$38,095
ArvinMeritor, Inc.	2,226	22,505
Brookfield Homes Corp.	1,485	25,037
Cabela's, Inc., Class A*	138	2,283
Coach, Inc.*	2,226	82,674
Comcast Corp., Class A*	5,817	119,481
Compagnie Financiere Richemont SA, Class A (China)	282	19,407
Daimler AG (Germany)	279	28,483
DeVry, Inc.	746	41,015
DIRECTV Group (The), Inc.*	5,955	148,100
Fleetwood Enterprises, Inc.*	3,711	20,299
Gemstar-TV Guide International, Inc.*	3,384	19,966
Home Depot (The), Inc.	1,623	46,353
HONDA MOTOR Co. Ltd. (Japan)	1,800	61,014
J. Crew Group, Inc.*	528	25,370
Jo-Ann Stores, Inc.*	1,035	17,036
Jos. A. Bank Clothiers, Inc.*	746	19,314
Lear Corp.*	702	20,667
Liberty Global, Inc., Class A*	1,605	65,195
Live Nation, Inc.*	999	13,407
Matsushita Electric Industrial Co. Ltd. (Japan)	1,000	20,149
McDonald's Corp.	2,850	166,639
Men's Wearhouse (The), Inc.	746	25,752
New York & Co., Inc.*	3,987	29,384
Omnicom Group, Inc.	885	43,144
Priceline.com, Inc.*	138	15,704
Regis Corp.	138	4,056
Sony Corp. (Japan)	1,600	86,689
Sotheby's	746	27,938
Speedway Motorsports, Inc.	138	4,658
Steven Madden Ltd.*	879	19,980
Target Corp.	2,226	133,694
Tempur-Pedic International, Inc.	1,491	44,268
Time Warner, Inc.	4,728	81,605
Toyota Motor Corp. (Japan)	3,608	202,964
Universal Technical Institute, Inc.*	1,485	26,181
Viacom, Inc., Class B*	3,292	138,330
Yum! Brands, Inc.	3,103	115,276
		2,022,112
CONSUMER STAPLES—5.8%
Altria Group, Inc.	3,103	240,669
British American Tobacco PLC (United Kingdom)	558	21,650
Carrefour SA (France)	313	24,309
Coca-Cola (The) Co.	3,491	216,791
ConAgra Foods, Inc.	4,455	111,464
CVS Caremark Corp.	746	29,907
Diageo PLC (United Kingdom)	1,095	24,609
Groupe DANONE (France)	42	3,715
Kraft Foods, Inc., Class A	2,970	102,614
Longs Drug Stores Corp.	746	39,478
Nestle SA (China)	385	185,160
Pilgrim's Pride Corp.	746	19,456
Procter & Gamble (The) Co.	4,628	342,471
Seaboard Corp.	12	18,108

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Tesco PLC (United Kingdom)	8,690	$85,587
Unilever NV (Netherlands)	1,767	62,638
Unilever PLC (United Kingdom)	102	3,742
Wal-Mart Stores, Inc.	4,728	226,471
		1,758,839
ENERGY—6.3%
Alon USA Energy, Inc.	746	20,754
BG Group PLC (United Kingdom)	1,599	33,470
BP PLC (United Kingdom)	16,561	200,906
Chevron Corp.	2,489	218,460
ConocoPhillips	2,369	189,615
Dril-Quip, Inc.*	746	42,089
ENI S.p.A (Italy)	476	17,027
EOG Resources, Inc.	2,126	175,990
Exxon Mobil Corp.	4,053	361,364
International Coal Group, Inc.*	5,406	27,084
Newpark Resources, Inc.*	4,119	22,160
Occidental Petroleum Corp.	879	61,328
Oil States International, Inc.*	746	23,656
Oilsands Quest, Inc.*	4,583	20,624
PetroHawk Energy Corp.*	1,623	26,455
Petroleum Development Corp.*	746	37,800
Royal Dutch Shell PLC, Class A (United Kingdom)	3,366	136,067
Royal Dutch Shell PLC, Class B (United Kingdom)	2,507	100,621
Schlumberger Ltd. (Netherlands Antilles)	1,047	97,842
Total SA (France)	857	69,476
W-H Energy Services, Inc.*	746	37,673
		1,920,461
FINANCIALS—14.0%
ABN AMRO Holding NV (Netherlands)	902	47,664
Allianz SE (Germany)	301	62,297
American Express Co.	5,472	322,738
American International Group, Inc.	1,541	89,578
Aspen Insurance Holdings Ltd. (Bermuda)	1,023	29,462
Assicurazioni Generali S.p.A (Italy)	180	8,283
Australia & New Zealand Banking Group Ltd. (Australia)	139	3,462
Aviva PLC (United Kingdom)	1,473	20,656
AXA (France)	879	36,036
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)	480	11,985
Banco Santander S.A. (Spain)	9,542	205,050
Bank of America Corp.	3,103	143,141
Barclays PLC (United Kingdom)	6,705	77,618
BNP Paribas (France)	291	32,954
Calamos Asset Management, Inc., Class A	1,485	43,971
Cascade Bancorp	1,485	25,750
Charles Schwab (The) Corp.	6,350	154,369
Citigroup, Inc.	3,987	132,767
CME Group, Inc.	100	65,860
Cohen & Steers, Inc.	746	21,164
Commerce Group (The), Inc.	746	26,819
Commonwealth Bank of Australia (Australia)	24	1,266
Credit Suisse Group (China)	1,539	92,895

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
FINANCIALS (Continued)
Deerfield Triarc Capital Corp. REIT	6,274	$47,118
Delphi Financial Group, Inc., Class A	55	2,114
Digital Realty Trust, Inc. REIT	746	28,467
Dollar Financial Corp.*	879	26,265
Fortis (Belgium)	512	13,761
Franklin Resources, Inc.	1,264	155,700
GFI Group, Inc.*	138	13,438
Goldman Sachs Group (The), Inc.	220	49,861
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	1,305	28,358
HBOS PLC (United Kingdom)	3,145	51,603
Highwoods Properties, Inc. REIT	746	23,671
HSBC Holdings PLC (United Kingdom)	10,002	170,695
ING Groep N.V. (Netherlands)	1,974	76,872
International Securities Exchange Holdings, Inc.	746	50,124
Intesa Sanpaolo S.p.A (Italy)	1,233	9,864
JPMorgan Chase & Co.	2,369	108,074
Lincoln National Corp.	2,249	138,471
Lloyds TSB Group PLC (United Kingdom)	4,902	49,892
Mizuho Financial Group, Inc. (Japan)	11	59,004
Morgan Stanley	879	46,341
National Australia Bank Ltd. (Australia)	276	9,349
National City Corp.	5,352	105,756
Nationwide Health Properties, Inc. REIT	746	23,335
Nomura Holdings, Inc. (Japan)	3,000	53,766
Nordea Bank AB (Sweden)	3,600	60,409
Northern Trust Corp.	1,485	120,270
NYSE Euronext	1,209	104,699
Odyssey Re Holdings Corp.	744	28,674
optionsXpress Holdings, Inc.	879	26,730
Platinum Underwriters Holdings Ltd. (Bermuda)	240	8,717
Post Properties, Inc. REIT	746	27,087
Prudential PLC (United Kingdom)	1,761	24,586
Ramco-Gershenson Properties Trust REIT	746	18,874
Realty Income Corp. REIT	746	21,261
Royal Bank of Scotland Group PLC (United Kingdom)	8,561	80,796
Simon Property Group, Inc. REIT	1,105	108,787
SLM Corp.*	2,226	84,766
Societe Generale (France)	174	26,966
Sumitomo Mitsui Financial Group, Inc. (Japan)	5	42,867
SVB Financial Group*	138	7,104
Swiss Re (China)	21	1,561
UBS AG (China)	2,802	141,955
UniCredito Italiano S.p.A (Italy)	6,411	54,815
Vornado Realty Trust REIT	885	79,650
Wachovia Corp.	879	37,797
Waddell & Reed Financial, Inc., Class A	138	4,717
Washington Real Estate Investment Trust REIT	138	4,422
Wells Fargo & Co.	1,761	57,109
Westpac Banking Corp. (Australia)	945	23,677
Zurich Financial Services AG (China)	186	54,241
		4,250,221
HEALTH CARE—8.4%
Abbott Laboratories	2,369	136,241
Alexion Pharmaceuticals, Inc.*	319	23,198
AMERIGROUP Corp.*	746	25,640

	Number of Shares	Market Value
HEALTH CARE (Continued)
AstraZeneca PLC (United Kingdom)	664	$31,538
Auxilium Pharmaceuticals, Inc.*	1,071	30,042
Becton, Dickinson & Co.	1,623	134,271
CIGNA Corp.	1,485	79,611
Dendreon Corp.*	2,820	14,100
Genzyme Corp.*	2,226	166,794
GlaxoSmithKline PLC (United Kingdom)	3,699	97,961
Hologic, Inc.*	746	49,527
Illumina, Inc.*	744	42,996
Johnson & Johnson	3,987	270,079
Magellan Health Services, Inc.*	746	33,906
Matria Healthcare, Inc.*	1,491	33,876
McKesson Corp.	1,485	99,094
Merck & Co, Inc.	3,103	184,194
Novartis AG (China)	2,208	125,845
Perrigo Co.	270	8,343
Pfizer, Inc.	12,562	298,472
Psychiatric Solutions, Inc.*	138	5,041
Roche Holding AG (China)	807	154,031
Sanofi-Aventis SA (France)	126	12,024
Sirona Dental Systems, Inc.*	746	20,187
STERIS Corp.	138	3,858
Takeda Pharmaceutical Co. Ltd. (Japan)	600	38,404
Thermo Fisher Scientific, Inc.*	3,103	178,857
UnitedHealth Group, Inc.	2,782	153,010
Ventana Medical Systems, Inc.*	138	12,257
WellPoint, Inc.*	885	74,526
		2,537,923
INDUSTRIALS—6.3%
ABB Ltd. (China)	1,998	58,716
Aecom Technology Corp.*	672	17,868
Allegiant Travel Co.*	1,119	39,613
Belden CDT, Inc.	746	34,353
Boeing Co.	746	69,035
Brady Corp., Class A	746	29,862
Caterpillar, Inc.	1,485	106,772
CDI Corp.	879	23,443
Compagnie de Saint-Gobain (France)	407	40,176
Danaher Corp.	358	31,082
Emerson Electric Co.	879	50,121
FedEx Corp.	220	21,663
Fuel Tech, Inc.*	1,534	37,445
General Electric Co.	5,916	226,524
Granite Construction, Inc.	746	30,601
Illinois Tool Works, Inc.	1,485	82,418
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	264	13,633
JetBlue Airways Corp.*	2,652	18,564
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	921	38,745
Manpower, Inc.	746	45,581
Mitsubishi Corp. (Japan)	1,800	51,602
Northrop Grumman Corp.	1,623	127,876
PHH Corp.*	746	16,531
Raven Industries, Inc.	746	25,909
Siemens AG (Germany)	349	53,134
Simpson Manufacturing Co., Inc.	1,485	39,516
Trane, Inc.	2,226	81,716

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Union Pacific Corp.	746	$94,100
United Parcel Service, Inc., Class B	885	65,207
United Stationers, Inc.*	746	37,792
United Technologies Corp.	3,749	280,312
Waste Connections, Inc.*	138	4,393
Watson Wyatt Worldwide, Inc., Class A	138	6,355
		1,900,658
INFORMATION TECHNOLOGY—9.1%
Accenture Ltd., Class A (Bermuda)	566	19,561
Agilysys, Inc.	1,623	22,543
Amkor Technology, Inc.*	1,761	14,511
Anixter International, Inc.*	746	48,117
Ansoft Corp.*	1,491	43,254
Benchmark Electronics, Inc.*	138	2,477
CANON, Inc. (Japan)	1,800	94,280
Cisco Systems, Inc.*	4,455	124,829
eBay, Inc.*	2,970	99,584
Entegris, Inc.*	1,155	10,002
Equinix, Inc.*	361	37,584
FLIR Systems, Inc.*	746	51,273
Foundry Networks, Inc.*	1,623	28,613
Google, Inc., Class A*	120	83,160
Hewlett-Packard Co.	1,623	83,033
Intel Corp.	4,455	116,186
International Business Machines Corp.	746	78,464
Ixia*	3,711	38,335
Jack Henry & Associates, Inc.	138	3,693
Juniper Networks, Inc.*	1,623	48,236
Lawson Software, Inc.*	2,724	26,477
MICROS Systems, Inc.*	746	53,816
Microsoft Corp.	7,745	260,232
Motorola, Inc.	17,775	283,866
MPS Group, Inc.*	409	4,540
Nintendo Co. Ltd. (Japan)	29	17,647
Nokia Oyj (Finland)	2,658	106,395
Nuance Communications, Inc.*	1,233	24,882
ON Semiconductor Corp.*	1,761	16,184
Orbcomm, Inc.*	2,778	21,641
Perficient, Inc.*	1,485	24,903
Perot Systems Corp., Class A*	1,485	19,528
SAIC, Inc.*	1,857	37,029
SAP AG (Germany)	450	23,079
SAVVIS, Inc.*	564	18,071
Sonus Networks, Inc.*	3,579	23,550
Spansion, Inc., Class A*	2,904	15,507
Sun Microsystems, Inc.*	22,122	459,694
Sybase, Inc.*	270	6,923
Symantec Corp.*	4,455	79,299
Telefonaktiebolaget LM Ericsson (Sweden)	30,000	73,258
THQ, Inc.*	746	18,240
ValueClick, Inc.*	879	20,780
Veeco Instruments, Inc.*	1,485	24,918
Xerox Corp.	2,640	44,563
		2,752,757

	Number of Shares	Market Value
MATERIALS—3.8%
A. Schulman, Inc.	879	$18,951
Alcoa, Inc.	1,485	54,009
Anglo American PLC (United Kingdom)	1,611	108,846
AptarGroup, Inc.	746	31,489
ArcelorMittal (Luxembourg)	301	22,272
BASF AG (Germany)	71	9,876
Bayer AG (Germany)	331	27,373
BHP Billiton Ltd. (Australia)	1,467	55,763
BHP Billiton PLC (United Kingdom)	2,357	77,881
CF Industries Holdings, Inc.	746	67,871
Dow Chemical (The) Co.	1,123	47,099
E.I. du Pont de Nemours & Co.	2,226	102,730
Greif, Inc., Class A	744	43,948
JFE Holdings, Inc. (Japan)	600	32,725
Newmont Mining Corp.	200	9,938
NIPPON STEEL Corp. (Japan)	6,000	35,970
Quanex Corp.	746	37,330
Rio Tinto PLC (United Kingdom)	849	98,456
Rockwood Holdings, Inc.*	746	25,125
Southern Copper Corp.	746	82,545
Terra Industries, Inc.*	819	30,942
Weyerhaeuser Co.	1,264	92,500
Xstrata PLC (United Kingdom)	463	32,549
		1,146,188
TELECOMMUNICATION SERVICES—2.9%
AT&T, Inc.	5,955	227,542
BT Group PLC (United Kingdom)	4,208	24,810
Deutsche Telekom AG (Germany)	246	5,452
Golden Telecom, Inc.*	626	63,514
Qwest Communications International, Inc.*	23,910	158,523
Telefonica S.A. (Spain)	2,846	95,706
Time Warner Telecom, Inc., Class A*	1,029	23,080
Verizon Communications, Inc.	2,970	128,334
Vodafone Group PLC (United Kingdom)	44,896	168,194
		895,155
UTILITIES—2.5%
ALLETE, Inc.	38	1,556
American Electric Power Co., Inc.	2,226	106,113
Constellation Energy Group, Inc.	1,270	127,267
E.ON AG (Germany)	240	49,080
Endesa S.A. (Spain)	1,155	63,712
Enel S.p.A (Italy)	2,652	31,882
Exelon Corp.	3,003	243,453
MGE Energy, Inc.	138	4,840
National Grid PLC (United Kingdom)	1,563	26,401
PNM Resources, Inc.	270	5,989
RWE AG (Germany)	18	2,467
Suez SA (France)	426	28,439
Tokyo Electric Power (The) Co., Inc. (Japan)	1,800	49,168
Westar Energy, Inc.	270	6,996
		747,363
Total Common Stocks (Cost $20,208,296)		19,931,677

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
CORPORATE BONDS—22.2%
CONSUMER DISCRETIONARY—1.7%
CBS Corp. 7.875%, 7/30/30	$30,000	$32,578
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	90,000	101,295
Daimler Finance North America LLC 7.30%, 1/15/12	90,000	97,409
Home Depot (The), Inc. 5.40%, 3/01/16	101,000	95,869
News America, Inc. 6.20%, 12/15/34	60,000	57,983
Time Warner, Inc. 7.70%, 5/01/32	60,000	66,130
Viacom, Inc. 6.25%, 4/30/16	54,000	55,080
		506,344
CONSUMER STAPLES—0.8%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	66,000	83,668
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	54,000	53,870
Kroger (The) Co. 5.50%, 2/01/13	48,000	49,186
Pepsi Bottling Group (The), Inc., Series B 7.00%, 3/01/29	48,000	55,266
		241,990
ENERGY—2.0%
Anadarko Petroleum Corp. 5.95%, 9/15/16	101,000	103,099
Apache Corp. 5.25%, 4/15/13	66,000	67,738
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	36,000	36,173
ConocoPhillips 5.90%, 10/15/32	112,000	116,088
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	72,000	72,925
Hess Corp. 6.65%, 8/15/11	84,000	89,393
Kinder Morgan Energy Partners L.P. 6.75%, 3/15/11	36,000	37,886
Spectra Energy Capital LLC 6.25%, 2/15/13	90,000	94,846
		618,148
FINANCIALS—12.6%
Allstate (The) Corp. 5.55%, 5/09/35	60,000	54,098
American General Finance Corp., Series H MTN 5.375%, 10/01/12	186,000	185,822
Bank of America Corp. 4.875%, 1/15/13	224,000	224,069
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	96,000	101,966
Boston Properties LP 6.25%, 1/15/13	118,000	122,423

	Principal Amount	Market Value
FINANCIALS (Continued)
Capital One Financial Corp. 6.15%, 9/01/16	$102,000	$95,027
Citigroup, Inc. 6.00%, 2/21/12	402,000	416,262
Countrywide Home Loans, Inc., Series L MTN 4.00%, 3/22/11	36,000	27,400
Credit Suisse (USA), Inc. 7.125%, 7/15/32	84,000	94,948
European Investment Bank (Supranational) 4.625%, 5/15/14	101,000	103,554
General Electric Capital Corp., Series A MTN 5.875%, 2/15/12	72,000	75,584
6.75%, 3/15/32	36,000	41,323
Goldman Sachs Group, L.P. 5.00%, 10/01/14	271,000	264,852
HSBC Finance Corp. 6.375%, 11/27/12	271,000	283,191
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	150,000	152,385
John Deere Capital Corp. 7.00%, 3/15/12	90,000	98,540
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	150,000	157,222
Lehman Brothers Holdings, Inc. MTN 5.50%, 4/04/16	60,000	57,671
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	104,000	104,409
Merrill Lynch & Co., Inc., Series C MTN 5.00%, 1/15/15	174,000	164,115
MetLife, Inc. 5.00%, 6/15/15	120,000	115,680
Morgan Stanley 5.30%, 3/01/13	277,000	274,752
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	54,000	58,820
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	72,000	72,265
Unilever Capital Corp. 5.90%, 11/15/32	72,000	72,627
Wachovia Corp. 5.25%, 8/01/14	241,000	234,972
Wells Fargo & Co. 5.00%, 11/15/14	168,000	165,825
		3,819,802
HEALTH CARE—0.8%
Abbott Laboratories 5.875%, 5/15/16	36,000	37,605
UnitedHealth Group, Inc. 4.875%, 3/15/15	102,000	98,304
WellPoint, Inc. 5.25%, 1/15/16	72,000	69,846
Wyeth 5.50%, 2/01/14	36,000	36,910
		242,665

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
INFORMATION TECHNOLOGY—0.2%
Oracle Corp. 5.25%, 1/15/16	$54,000	$54,050
MATERIALS—0.9%
Alcoa, Inc. 6.00%, 1/15/12	99,000	103,060
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	42,000	41,973
CRH America, Inc. 6.00%, 9/30/16	36,000	35,645
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	36,000	35,504
Weyerhaeuser Co. 7.375%, 3/15/32	60,000	60,445
		276,627
TELECOMMUNICATION SERVICES—2.2%
BellSouth Corp. 6.00%, 11/15/34	70,000	69,232
Embarq Corp. 7.082%, 6/01/16	48,000	50,140
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	216,000	234,400
Sprint Capital Corp. 8.375%, 3/15/12	108,000	115,897
Verizon Global Funding Corp. 7.75%, 12/01/30	108,000	128,619
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	54,000	54,118
		652,406
UTILITIES—1.0%
Constellation Energy Group, Inc. 4.55%, 6/15/15	54,000	50,106
Dominion Resources, Inc., Series C 5.15%, 7/15/15	101,000	97,948
Exelon Generation Co. LLC 5.35%, 1/15/14	36,000	35,368
FirstEnergy Corp., Series C 7.375%, 11/15/31	36,000	38,817
Oncor Electric Delivery Co. 7.00%, 9/01/22	36,000	37,501
Pacific Gas & Electric Co. 6.05%, 3/01/34	48,000	47,664
		307,404
Total Corporate Bonds (Amortized Cost $6,681,745)		6,719,436
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—9.8%
FEDERAL HOME LOAN MORTGAGE CORP.—3.0%
4.50%, 1/15/13	483,000	493,150
6.25%, 7/15/32	342,000	404,024
		897,174
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.8%
5.00%, 4/15/15	241,000	251,316

	Principal Amount	Market Value
UNITED STATES TREASURY BONDS/NOTES—6.0%
3.50%, 2/15/10	$101,000	$101,971
4.75%, 5/15/14	255,000	271,336
7.50%, 11/15/16	155,000	195,433
8.125%, 8/15/19	357,000	484,851
7.625%, 2/15/25	351,000	485,285
6.25%, 5/15/30	235,000	295,843
		1,834,719
Total United States Government & Agencies Obligations (Amortized Cost $2,889,821)		2,983,209
SOVEREIGN BONDS—1.1%
SOVEREIGN—1.1%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	120,000	157,541
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	174,000	185,223
Total Sovereign Bonds (Amortized Cost $335,153)		342,764
Total Investments—98.9% (Amortized Cost $30,115,015)		$29,977,086
Other assets less liabilities—1.1%		320,459
Net Assets—100.0%		$30,297,545

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS

TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—88.5%
CONSUMER DISCRETIONARY—9.0%
Aeropostale, Inc.*	1,639	$41,876
ArvinMeritor, Inc.	1,539	15,559
Brookfield Homes Corp.	1,639	27,634
Coach, Inc.*	2,724	101,169
Comcast Corp., Class A*	6,538	134,291
Compagnie Financiere Richemont SA, Class A (China)	552	37,988
Daimler AG (Germany)	512	52,270
DeVry, Inc.	547	30,074
DIRECTV Group (The), Inc.*	5,991	148,996
Gemstar-TV Guide International, Inc.*	4,906	28,945
Home Depot (The), Inc.	974	27,817
HONDA MOTOR Co. Ltd. (Japan)	2,500	84,742
J. Crew Group, Inc.*	756	36,326
Jo-Ann Stores, Inc.*	1,495	24,608
Jos. A. Bank Clothiers, Inc.*	1,092	28,272
Lear Corp.*	1,015	29,882
Liberty Global, Inc., Class A*	1,557	63,245
Live Nation, Inc.*	1,433	19,231
Matsushita Electric Industrial Co. Ltd. (Japan)	1,000	20,149
McDonald's Corp.	2,724	159,272
Men's Wearhouse (The), Inc.	547	18,882
New York & Co., Inc.*	4,906	36,157
Omnicom Group, Inc.	492	23,985
Priceline.com, Inc.*	547	62,249
Regis Corp.	547	16,076
Rent-A-Center, Inc.*	547	7,746
Sony Corp. (Japan)	1,500	81,271
Sotheby's	1,055	39,510
Speedway Motorsports, Inc.	547	18,461
Steven Madden Ltd.*	1,639	37,254
Target Corp.	2,181	130,991
Tempur-Pedic International, Inc.	1,094	32,481
Time Warner, Inc.	5,991	103,405
Toyota Motor Corp. (Japan)	4,000	225,017
Universal Technical Institute, Inc.*	1,639	28,896
Viacom, Inc., Class B*	3,662	153,877
Yum! Brands, Inc.	3,514	130,545
		2,259,149
CONSUMER STAPLES—7.8%
Altria Group, Inc.	3,271	253,699
British American Tobacco PLC (United Kingdom)	1,465	56,841
Carrefour SA (France)	353	27,415
Coca-Cola (The) Co.	3,271	203,129
ConAgra Foods, Inc.	4,361	109,112
CVS Caremark Corp.	1,094	43,858
Diageo PLC (United Kingdom)	2,042	45,891
Groupe DANONE (France)	124	10,968
Kraft Foods, Inc., Class A	2,724	94,114
Longs Drug Stores Corp.	547	28,947
Nestle SA (China)	452	217,383
Pilgrim's Pride Corp.	1,092	28,479
Procter & Gamble (The) Co.	5,148	380,953
Seaboard Corp.	15	22,635
Tesco PLC (United Kingdom)	9,501	93,575

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Unilever NV (Netherlands)	2,067	$73,272
Unilever PLC (United Kingdom)	107	3,925
Wal-Mart Stores, Inc.	5,383	257,847
		1,952,043
ENERGY—8.5%
Alon USA Energy, Inc.	1,092	30,379
BG Group PLC (United Kingdom)	2,918	61,078
BP PLC (United Kingdom)	17,883	216,944
Chevron Corp.	3,271	287,096
ConocoPhillips	2,724	218,029
Dril-Quip, Inc.*	547	30,862
ENI S.p.A (Italy)	915	32,731
EOG Resources, Inc.	2,186	180,957
Exxon Mobil Corp.	4,496	400,863
International Coal Group, Inc.*	7,774	38,948
Newpark Resources, Inc.*	5,991	32,232
Occidental Petroleum Corp.	1,092	76,189
Oil States International, Inc.*	547	17,345
Oilsands Quest, Inc.*	6,603	29,714
PetroHawk Energy Corp.*	2,181	35,550
Petroleum Development Corp.*	547	27,716
Royal Dutch Shell PLC, Class A (United Kingdom)	3,246	131,216
Royal Dutch Shell PLC, Class B (United Kingdom)	2,415	96,929
Schlumberger Ltd. (Netherlands Antilles)	1,025	95,786
Total SA (France)	856	69,395
W-H Energy Services, Inc.*	547	27,624
		2,137,583
FINANCIALS—18.7%
ABN AMRO Holding NV (Netherlands)	1,045	55,220
Allianz SE (Germany)	214	44,291
American Express Co.	6,338	373,814
American International Group, Inc.	1,669	97,019
Aspen Insurance Holdings Ltd. (Bermuda)	990	28,512
Assicurazioni Generali S.p.A (Italy)	313	14,403
Aviva PLC (United Kingdom)	2,689	37,708
AXA (France)	851	34,888
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)	462	11,535
Banco Santander S.A. (Spain)	10,769	231,417
Bank of America Corp.	3,814	175,940
Barclays PLC (United Kingdom)	6,478	74,990
BNP Paribas (France)	398	45,071
Calamos Asset Management, Inc., Class A	1,092	32,334
Cascade Bancorp	1,639	28,420
Charles Schwab (The) Corp.	7,120	173,087
Citigroup, Inc.	4,361	145,221
CME Group, Inc.	100	65,860
Cohen & Steers, Inc.	1,092	30,980
Commerce Group (The), Inc.	547	19,665
Commonwealth Bank of Australia (Australia)	29	1,530
Credit Suisse Group (China)	1,485	89,635
Deerfield Triarc Capital Corp. REIT	5,312	39,893
Delphi Financial Group, Inc., Class A	147	5,651
Digital Realty Trust, Inc. REIT	1,092	41,671

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
FINANCIALS (Continued)
Dollar Financial Corp.*	1,092	$32,629
Fortis (Belgium)	613	16,475
Franklin Resources, Inc.	1,439	177,256
GAMCO Investors, Inc., Class A	547	29,155
GFI Group, Inc.*	547	53,267
Goldman Sachs Group (The), Inc.	200	45,328
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	1,261	27,402
HBOS PLC (United Kingdom)	3,834	62,909
Highwoods Properties, Inc. REIT	1,092	34,649
HSBC Holdings PLC (United Kingdom)	10,088	172,162
ING Groep N.V. (Netherlands)	1,684	65,578
International Securities Exchange Holdings, Inc.	547	36,753
Intesa Sanpaolo S.p.A (Italy)	1,030	8,240
JPMorgan Chase & Co.	2,724	124,269
Lincoln National Corp.	2,524	155,403
Lloyds TSB Group PLC (United Kingdom)	4,724	48,081
Mizuho Financial Group, Inc. (Japan)	10	53,640
Morgan Stanley	392	20,666
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	44	8,042
National Australia Bank Ltd. (Australia)	328	11,110
National City Corp.	6,191	122,334
Nationwide Health Properties, Inc. REIT	547	17,110
Nomura Holdings, Inc. (Japan)	3,000	53,766
Nordea Bank AB (Sweden)	2,000	33,561
Northern Trust Corp.	1,092	88,441
NYSE Euronext	1,378	119,335
Odyssey Re Holdings Corp.	547	21,081
optionsXpress Holdings, Inc.	1,092	33,208
Platinum Underwriters Holdings Ltd. (Bermuda)	711	25,824
Post Properties, Inc. REIT	547	19,862
Prudential PLC (United Kingdom)	2,540	35,462
Ramco-Gershenson Properties Trust REIT	547	13,839
Realty Income Corp. REIT	1,092	31,122
Royal Bank of Scotland Group PLC (United Kingdom)	9,593	90,536
Simon Property Group, Inc. REIT	1,129	111,150
SLM Corp.*	2,181	83,052
Societe Generale (France)	209	32,390
Sumitomo Mitsui Financial Group, Inc. (Japan)	10	85,734
SVB Financial Group*	547	28,160
Swiss Re (China)	104	7,733
UBS AG (China)	2,704	136,990
UniCredito Italiano S.p.A (Italy)	5,582	47,727
Vornado Realty Trust REIT	1,092	98,280
Wachovia Corp.	1,639	70,477
Waddell & Reed Financial, Inc., Class A	1,092	37,325
Washington Real Estate Investment Trust REIT	547	17,526
Wells Fargo & Co.	1,704	55,261
Westpac Banking Corp. (Australia)	1,030	25,807
Zurich Financial Services AG (China)	194	56,574
		4,681,436
HEALTH CARE—11.6%
Abbott Laboratories	2,759	158,670
Alexion Pharmaceuticals, Inc.*	467	33,960
AMERIGROUP Corp.*	1,092	37,532

	Number of Shares	Market Value
HEALTH CARE (Continued)
AstraZeneca PLC (United Kingdom)	731	$34,720
Auxilium Pharmaceuticals, Inc.*	1,537	43,113
Becton, Dickinson & Co.	2,081	172,161
CIGNA, Corp.	1,639	87,867
Dendreon Corp.*	4,065	20,325
Genzyme Corp.*	2,181	163,422
GlaxoSmithKline PLC (United Kingdom)	3,777	100,027
Hologic, Inc.*	547	36,315
Illumina, Inc.*	547	31,611
Johnson & Johnson	4,606	312,011
Magellan Health Services, Inc.*	547	24,861
Matria Healthcare, Inc.*	1,092	24,810
McKesson Corp.	1,639	109,370
Merck & Co., Inc.	3,614	214,528
Novartis AG (China)	2,687	153,145
Perrigo Co.	1,092	33,743
Pfizer, Inc.	14,098	334,969
Psychiatric Solutions, Inc.*	547	19,982
Roche Holding AG (China)	811	154,794
Sanofi-Aventis SA (France)	209	19,944
Sirona Dental Systems, Inc.*	1,092	29,550
STERIS Corp.	1,092	30,532
Takeda Pharmaceutical Co. Ltd. (Japan)	500	32,004
Thermo Fisher Scientific, Inc.*	3,271	188,540
UnitedHealth Group, Inc.	2,724	149,820
Ventana Medical Systems, Inc.*	547	48,585
WellPoint, Inc.*	1,092	91,957
		2,892,868
INDUSTRIALS—8.5%
ABB Ltd. REG (China)	2,470	72,587
ABM Industries, Inc.	1,094	22,318
Aecom Technology Corp.*	1,273	33,849
Allegiant Travel Co.*	1,087	38,480
Belden CDT, Inc.	547	25,189
Boeing Co.	1,092	101,054
Caterpillar, Inc.	1,639	117,844
CDI Corp.	1,092	29,124
Compagnie de Saint-Gobain (France)	229	22,605
Danaher Corp.	547	47,491
Emerson Electric Co.	1,092	62,266
FedEx Corp.	547	53,863
Fuel Tech, Inc.*	1,244	30,366
General Electric Co.	7,085	271,285
Granite Construction, Inc.	547	22,438
Illinois Tool Works, Inc.	1,092	60,606
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	612	31,604
JetBlue Airways Corp.*	3,814	26,698
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	1,070	45,013
Manpower, Inc.	1,092	66,721
Mitsubishi Corp. (Japan)	1,500	43,002
Northrop Grumman Corp.	1,674	131,894
PACCAR, Inc.	820	41,500
PHH Corp.*	1,092	24,199
Raven Industries, Inc.	1,092	37,925
Siemens AG (Germany)	408	62,116
Simpson Manufacturing Co., Inc.	1,092	29,058

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Trane, Inc.	1,639	$60,168
Union Pacific Corp.	547	68,999
United Parcel Service, Inc., Class B	1,639	120,762
United Stationers, Inc.*	547	27,711
United Technologies Corp.	4,161	311,117
		2,139,852
INFORMATION TECHNOLOGY—12.0%
Accenture Ltd., Class A (Bermuda)	1,261	43,580
Agilysys, Inc.	1,639	22,766
Amkor Technology, Inc.*	3,271	26,953
Benchmark Electronics, Inc.*	582	10,447
CANON, Inc. (Japan)	2,000	104,755
Cisco Systems, Inc.*	4,361	122,195
eBay, Inc.*	2,724	91,336
FLIR Systems, Inc.*	547	37,595
Foundry Networks, Inc.*	1,639	28,896
Google, Inc., Class A*	239	165,627
Hewlett-Packard Co.	1,639	83,851
Intel Corp.	3,814	99,469
International Business Machines Corp.	1,092	114,857
Itron, Inc.*	547	42,420
Ixia*	3,814	39,399
Jack Henry & Associates, Inc.	1,092	29,222
Juniper Networks, Inc.*	2,181	64,819
Lawson Software, Inc.*	2,619	25,457
MICROS Systems, Inc.*	547	39,461
Microsoft Corp.	8,172	274,579
MKS Instruments, Inc.*	547	9,939
Motorola, Inc.	19,681	314,306
Nintendo Co. Ltd. (Japan)	32	19,473
Nokia Oyj (Finland)	3,072	122,967
Nuance Communications, Inc.*	1,793	36,183
ON Semiconductor Corp.*	3,271	30,060
Orbcomm, Inc.*	3,998	31,144
Perficient, Inc.*	547	9,173
Perot Systems Corp., Class A*	1,639	21,553
SAIC, Inc.*	751	14,975
SAP AG (Germany)	258	13,232
SAVVIS, Inc.*	811	25,984
Sonus Networks, Inc.*	5,100	33,558
Spansion, Inc., Class A*	1,020	5,447
Sun Microsystems, Inc.*	24,606	511,313
Sybase, Inc.*	1,092	27,999
Symantec Corp.*	3,814	67,889
Telefonaktiebolaget LM Ericsson (Sweden)	35,000	85,467
THQ, Inc.*	1,092	26,699
ValueClick, Inc.*	1,639	38,746
Veeco Instruments, Inc.*	1,639	27,502
Xerox Corp.	4,361	73,614
		3,014,907
MATERIALS—5.1%
A. Schulman, Inc.	1,094	23,587
Alcoa, Inc.	1,639	59,610
Anglo American PLC (United Kingdom)	1,500	101,348
AptarGroup, Inc.	547	23,089
ArcelorMittal (Luxembourg)	169	12,505

	Number of Shares	Market Value
MATERIALS (Continued)
BASF AG (Germany)	214	$29,766
Bayer AG (Germany)	338	27,952
BHP Billiton Ltd. (Australia)	1,423	54,090
BHP Billiton PLC (United Kingdom)	2,923	96,583
CF Industries Holdings, Inc.	547	49,766
Dow Chemical (The) Co.	1,639	68,740
E.I. du Pont de Nemours & Co.	2,181	100,653
Glatfelter	1,094	16,443
Greif, Inc., Class A	547	32,311
Headwaters, Inc.*	1,639	19,668
Hercules, Inc.	1,092	21,196
JFE Holdings, Inc. (Japan)	500	27,271
Newmont Mining Corp.	200	9,938
NIPPON STEEL Corp. (Japan)	10,000	59,950
Quanex Corp.	547	27,372
Rio Tinto PLC (United Kingdom)	1,000	115,966
Rockwood Holdings, Inc.*	547	18,423
Southern Copper Corp.	992	109,764
Terra Industries, Inc.*	1,184	44,732
Weyerhaeuser Co.	1,092	79,913
Xstrata PLC (United Kingdom)	507	35,642
		1,266,278
TELECOMMUNICATION SERVICES—4.0%
AT&T, Inc.	5,991	228,916
BT Group PLC (United Kingdom)	12,957	76,395
Golden Telecom, Inc.*	792	80,356
Koninklijke (Royal) KPN N.V. (Netherlands)	424	7,817
Qwest Communications International, Inc.*	24,093	159,737
Telefonica S.A. (Spain)	3,166	106,468
Time Warner Telecom, Inc., Class A*	1,480	33,196
Verizon Communications, Inc.	2,724	117,704
Vodafone Group PLC (United Kingdom)	49,546	185,614
		996,203
UTILITIES—3.3%
ALLETE, Inc.	39	1,597
American Electric Power Co., Inc.	1,639	78,131
American States Water Co.	547	22,783
Constellation Energy Group, Inc.	1,339	134,181
E.ON AG (Germany)	268	54,806
Endesa S.A. (Spain)	1,862	102,711
Enel S.p.A (Italy)	2,614	31,425
Exelon Corp.	3,306	268,017
MGE Energy, Inc.	547	19,183
National Grid PLC (United Kingdom)	267	4,510
PNM Resources, Inc.	1,094	24,265
Suez SA (France)	637	42,525
Tokyo Electric Power (The) Co., Inc. (Japan)	500	13,658
Westar Energy, Inc.	1,092	28,294
		826,086
Total Common Stocks (Cost $22,731,511)		22,166,405

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
CORPORATE BONDS—7.8%
CONSUMER DISCRETIONARY—1.1%
CBS Corp. 7.875%, 7/30/30	$50,000	$54,297
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	55,000	61,902
Home Depot, Inc. 5.40%, 3/01/16	15,000	14,238
News America, Inc. 6.20%, 12/15/34	56,000	54,117
Time Warner Cable, Inc. 6.55%, 5/01/37	32,000	31,861
Time Warner, Inc. 7.70%, 5/01/32	49,000	54,006
Viacom, Inc. 6.25%, 4/30/16	9,000	9,180
		279,601
CONSUMER STAPLES—0.5%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	15,000	19,016
Kroger (The) Co. 5.50%, 2/01/13	10,000	10,247
Procter & Gamble (The) Co. 5.55%, 3/05/37	79,000	79,163
Wal-Mart Stores, Inc. 4.55%, 5/01/13	6,000	5,978
		114,404
ENERGY—0.4%
Anadarko Petroleum Corp. 5.95%, 9/15/16	9,000	9,187
Apache Corp. 5.25%, 4/15/13	15,000	15,395
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	6,000	6,029
ConocoPhillips 5.90%, 10/15/32	61,000	63,226
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	6,000	6,077
Spectra Energy Capital LLC 6.25%, 2/15/13	6,000	6,323
		106,237
FINANCIALS—3.1%
Allstate (The) Corp. 5.55%, 5/09/35	64,000	57,705
American Express Co. 6.80%, 9/01/66	68,000	70,052
American General Finance Corp., Series H MTN 5.375%, 10/01/12	84,000	83,920
Bank of America Corp. 4.875%, 1/15/13	6,000	6,002
Capital One Financial Corp. 6.15%, 9/01/16	9,000	8,385
Capmark Financial Group, Inc. 144A 6.30%, 5/10/17	8,000	5,522

	Principal Amount	Market Value
FINANCIALS (Continued)
Credit Suisse (USA), Inc. 7.125%, 7/15/32	$59,000	$66,690
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	55,000	63,133
Goldman Sachs Group, L.P. 5.00%, 10/01/14	8,000	7,819
HSBC Finance Corp. 6.375%, 11/27/12	34,000	35,529
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	35,000	35,557
iStar Financial, Inc., Series 1 5.875%, 3/15/16	6,000	4,916
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	25,000	26,204
Lincoln National Corp. 7.00%, 5/17/66	109,000	109,042
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	10,000	10,039
Morgan Stanley 5.30%, 3/01/13	6,000	5,951
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	6,000	6,022
SLM Corp., Series A MTN 5.375%, 5/15/14	6,000	5,303
Travelers (The) Cos., Inc. 6.25%, 3/15/37	104,000	98,776
Unilever Capital Corp. 5.90%, 11/15/32	59,000	59,514
Wells Fargo & Co. 5.00%, 11/15/14	6,000	5,922
		772,003
HEALTH CARE—0.5%
Abbott Laboratories 5.875%, 5/15/16	8,000	8,357
Bristol-Myers Squibb Co. 5.875%, 11/15/36	60,000	59,749
Eli Lilly & Co. 5.55%, 3/15/37	55,000	53,766
WellPoint, Inc. 5.25%, 1/15/16	8,000	7,761
		129,633
INDUSTRIALS—0.4%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	54,000	53,309
CSX Corp. 6.00%, 10/01/36	56,000	53,595
		106,904
MATERIALS—0.5%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	20,000	19,987
CRH America, Inc. 6.00%, 9/30/16	6,000	5,941

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
MATERIALS (Continued)
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	$51,000	$53,270
Weyerhaeuser Co. 7.375%, 3/15/32	50,000	50,371
		129,569
TELECOMMUNICATION SERVICES—0.5%
BellSouth Corp. 6.00%, 11/15/34	63,000	62,309
Embarq Corp. 7.082%, 6/01/16	5,000	5,223
Verizon Global Funding Corp. 7.75%, 12/01/30	50,000	59,546
		127,078
UTILITIES—0.8%
Constellation Energy Group 4.55%, 6/15/15	6,000	5,567
Dominion Resources, Inc., Series C 5.15%, 7/15/15	6,000	5,819
Exelon Generation Co. LLC 5.35%, 1/15/14	15,000	14,737
FirstEnergy Corp., Series C 7.375%, 11/15/31	46,000	49,600
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	54,000	53,937
Pacific Gas & Electric Co. 6.05%, 3/01/34	55,000	54,614
		184,274
Total Corporate Bonds (Amortized Cost $1,948,364)		1,949,703
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—2.6%
FEDERAL HOME LOAN MORTGAGE CORP.—0.5%
6.25%, 7/15/32	109,000	128,768
UNITED STATES TREASURY BONDS/NOTES—2.1%
3.50%, 2/15/10	84,000	84,807
4.75%, 5/15/14	127,000	135,136
8.125%, 8/15/19	70,000	95,069
7.625%, 2/15/25	50,000	69,129
6.25%, 5/15/30	103,000	129,667
		513,808
Total United States Government & Agencies Obligations (Amortized Cost $622,976)		642,576

	Principal Amount	Market Value
SOVEREIGN BONDS—0.1%
SOVEREIGN—0.1%
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13 (Amortized Cost $21,145)	$20,000	$21,290
Total Investments—99.0% (Amortized Cost $25,323,996)		$24,779,974
Other assets less liabilities—1.0%		261,384
Net Assets—100.0%		$25,041,358

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $35,392 or 0.1% of net assets.

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS

TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—95.9%
CONSUMER DISCRETIONARY—9.7%
Aeropostale, Inc.*	1,573	$40,190
ArvinMeritor, Inc.	2,099	21,221
Brookfield Homes Corp.	1,577	26,588
Cabela's, Inc., Class A*	1,051	17,384
Coach, Inc.*	2,621	97,344
Comcast Corp., Class A*	6,817	140,021
Compagnie Financiere Richemont SA, Class A (China)	591	40,672
Daimler AG (Germany)	511	52,167
DeVry, Inc.	531	29,194
DIRECTV Group (The), Inc.*	5,766	143,400
Fleetwood Enterprises, Inc.*	3,672	20,086
Gemstar-TV Guide International, Inc.*	5,244	30,940
Home Depot (The), Inc.	2,099	59,947
HONDA MOTOR Co. Ltd. (Japan)	1,500	50,845
J. Crew Group, Inc.*	801	38,488
Jo-Ann Stores, Inc.*	1,587	26,122
Jos. A. Bank Clothiers, Inc.*	1,051	27,210
Lear Corp.*	1,073	31,589
Liberty Global, Inc., Class A*	1,642	66,698
Live Nation, Inc.*	1,523	20,439
Matsushita Electric Industrial Co. Ltd. (Japan)	1,000	20,149
McDonald's Corp.	2,621	153,250
Men's Wearhouse (The), Inc.	531	18,330
New York & Co., Inc.*	5,244	38,648
Omnicom Group, Inc.	1,051	51,236
Priceline.com, Inc.*	531	60,428
Regis Corp.	1,051	30,889
Rent-A-Center, Inc.*	531	7,519
Sony Corp. (Japan)	2,000	108,362
Sotheby's	1,051	39,360
Speedway Motorsports, Inc.	531	17,921
Steven Madden Ltd.*	1,573	35,754
Target Corp.	2,099	126,066
Tempur-Pedic International, Inc.	1,051	31,204
Time Warner, Inc.	6,295	108,652
Toyota Motor Corp. (Japan)	4,400	247,520
Universal Technical Institute, Inc.*	1,573	27,732
Viacom, Inc., Class B*	3,963	166,525
Vivendi (France)	237	10,920
Yum! Brands, Inc.	3,692	137,158
		2,418,168
CONSUMER STAPLES—8.6%
Altria Group, Inc.	3,672	284,800
British American Tobacco PLC (United Kingdom)	1,433	55,600
Carrefour SA (France)	367	28,503
Coca-Cola (The) Co.	3,672	228,031
ConAgra Foods, Inc.	4,718	118,044
CVS Caremark Corp.	1,051	42,135
Diageo PLC (United Kingdom)	2,161	48,566
Kraft Foods, Inc., Class A	3,145	108,660
Longs Drug Stores Corp.	531	28,101
Nestle SA (China)	489	235,177
Pilgrim's Pride Corp.	1,051	27,410
Procter & Gamble (The) Co.	5,566	411,883
Reckitt Benckiser Group PLC (United Kingdom)	491	29,177

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Ruddick Corp.	431	$15,425
Seaboard Corp.	20	30,180
Tesco PLC (United Kingdom)	10,391	102,340
Unilever NV (Netherlands)	1,787	63,347
Unilever PLC (United Kingdom)	566	20,762
Wal-Mart Stores, Inc.	5,791	277,389
		2,155,530
ENERGY—9.3%
Alon USA Energy, Inc.	1,051	29,239
BG Group PLC (United Kingdom)	3,090	64,679
BP PLC (United Kingdom)	18,943	229,803
Chevron Corp.	3,145	276,037
ConocoPhillips	3,045	243,722
Dril-Quip, Inc.*	531	29,959
ENI S.p.A (Italy)	1,207	43,176
EOG Resources, Inc.	2,099	173,755
Exxon Mobil Corp.	4,844	431,890
International Coal Group, Inc.*	8,239	41,277
Newpark Resources, Inc.*	6,295	33,867
Occidental Petroleum Corp.	1,051	73,328
Oil States International, Inc.*	1,051	33,327
Oilsands Quest, Inc.*	6,996	31,482
PetroHawk Energy Corp.*	2,099	34,214
Petroleum Development Corp.*	1,051	53,254
Repsol YPF, S.A. (Spain)	686	25,355
Royal Dutch Shell PLC, Class A (United Kingdom)	3,437	138,937
Royal Dutch Shell PLC, Class B (United Kingdom)	2,556	102,588
Schlumberger Ltd. (Netherlands Antilles)	1,088	101,674
Ship Finance International Ltd. (Bermuda)	1,026	26,132
Total SA (France)	911	73,854
W-H Energy Services, Inc.*	531	26,816
		2,318,365
FINANCIALS—20.5%
ABN AMRO Holding NV (Netherlands)	1,052	55,590
Allianz SE (Germany)	225	46,568
American Express Co.	6,837	403,246
American International Group, Inc.	1,819	105,738
Aspen Insurance Holdings Ltd. (Bermuda)	1,046	30,125
Assicurazioni Generali S.p.A (Italy)	816	37,550
Australia & New Zealand Banking Group Ltd. (Australia)	939	23,386
Aviva PLC (United Kingdom)	766	10,742
AXA (France)	906	37,143
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)	496	12,384
Banco Santander S.A. (Spain)	10,503	225,702
Bank of America Corp.	3,672	169,389
Barclays PLC (United Kingdom)	6,862	79,435
BNP Paribas (France)	422	47,789
Calamos Asset Management, Inc., Class A	531	15,723
Cascade Bancorp	1,573	27,276
Charles Schwab (The) Corp.	7,683	186,774
Citigroup, Inc.	4,718	157,109
CME Group, Inc.	100	65,860

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
FINANCIALS (Continued)
Commerce Group (The), Inc.	1,051	$37,783
Commonwealth Bank of Australia (Australia)	25	1,319
Credit Suisse Group (China)	1,573	94,947
Deerfield Triarc Capital Corp. REIT	4,026	30,235
Delphi Financial Group, Inc., Class A	231	8,880
Deutsche Bank AG (Germany)	10	1,318
Digital Realty Trust, Inc. REIT	1,051	40,106
Dollar Financial Corp.*	1,051	31,404
Fortis (Belgium)	1,919	51,576
Franklin Resources, Inc.	1,577	194,255
GFI Group, Inc.*	531	51,709
Goldman Sachs Group (The), Inc.	506	114,680
Greenlight Capital Re, Ltd., Class A (Cayman Islands)*	1,333	28,966
HBOS PLC (United Kingdom)	4,061	66,633
Highwoods Properties, Inc. REIT	1,051	33,348
HSBC Holdings PLC (United Kingdom)	10,688	182,402
ING Groep N.V. (Netherlands)	1,969	76,677
International Securities Exchange Holdings, Inc.	531	35,678
Intesa Sanpaolo S.p.A (Italy)	32	256
JPMorgan Chase & Co.	3,145	143,475
Lincoln National Corp.	2,621	161,375
Lloyds TSB Group PLC (United Kingdom)	4,997	50,859
Mizuho Financial Group, Inc. (Japan)	10	53,640
Morgan Stanley	951	50,137
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	55	10,053
National Australia Bank Ltd. (Australia)	861	29,164
National City Corp.	6,295	124,389
Nationwide Health Properties, Inc. REIT	1,051	32,875
Nomura Holdings, Inc. (Japan)	3,500	62,727
Nordea Bank AB (Sweden)	3,000	50,341
Northern Trust Corp.	1,573	127,397
NYSE Euronext	1,463	126,696
Odyssey Re Holdings Corp.	531	20,465
OptionsXpress Holdings, Inc.	1,051	31,961
Platinum Underwriters Holdings Ltd. (Bermuda)	756	27,458
Post Properties, Inc. REIT	531	19,281
Prudential PLC (United Kingdom)	2,688	37,528
Ramco-Gershenson Properties Trust REIT	1,051	26,590
Realty Income Corp. REIT	1,051	29,954
Royal Bank of Scotland Group PLC (United Kingdom)	10,149	95,783
Simon Property Group, Inc. REIT	1,473	145,017
SLM Corp.*	2,621	99,808
Societe Generale (France)	215	33,320
Sumitomo Mitsui Financial Group, Inc. (Japan)	10	85,734
SVB Financial Group*	531	27,336
Swiss Re (China)	155	11,525
UBS AG (China)	2,860	144,893
UniCredito Italiano S.p.A (Italy)	7,723	66,033
Vornado Realty Trust REIT	1,051	94,590
Wachovia Corp.	1,573	67,639
Waddell & Reed Financial, Inc., Class A	1,051	35,923
Washington Real Estate Investment Trust REIT	431	13,809
Wells Fargo & Co.	2,346	76,081
Westpac Banking Corp. (Australia)	1,088	27,260
Zurich Financial Services AG (China)	205	59,781
		5,120,598

	Number of Shares	Market Value
HEALTH CARE—12.3%
Abbott Laboratories	3,045	$175,118
Alexion Pharmaceuticals, Inc.*	496	36,069
AMERIGROUP Corp.*	1,051	36,123
AstraZeneca PLC (United Kingdom)	781	37,095
Auxilium Pharmaceuticals, Inc.*	1,627	45,637
Becton, Dickinson & Co.	2,119	175,305
CIGNA Corp.	2,099	112,527
Dendreon Corp.*	4,313	21,565
Genzyme Corp.*	2,621	196,392
GlaxoSmithKline PLC (United Kingdom)	3,648	96,611
Hologic, Inc.*	531	35,253
Illumina, Inc.*	531	30,686
Johnson & Johnson	4,718	319,597
Magellan Health Services, Inc.*	531	24,134
Matria Healthcare, Inc.*	1,577	35,829
McKesson Corp.	1,573	104,966
Merck & Co., Inc.	3,896	231,267
Novartis AG (China)	2,940	167,565
Perrigo Co.	1,051	32,476
Pfizer, Inc.	15,226	361,771
Psychiatric Solutions, Inc.*	531	19,397
Roche Holding AG (China)	861	164,338
Sanofi-Aventis SA (France)	327	31,204
Sirona Dental Systems, Inc.*	1,051	28,440
STERIS Corp.	1,051	29,386
Takeda Pharmaceutical Co., Ltd. (Japan)	700	44,805
Thermo Fisher Scientific, Inc.*	3,672	211,654
UnitedHealth Group, Inc.	2,621	144,155
Ventana Medical Systems, Inc.*	531	47,163
WellPoint, Inc.*	1,051	88,505
		3,085,033
INDUSTRIALS—9.1%
ABB Ltd. (China)	2,611	76,731
Aecom Technology Corp.*	1,113	29,595
Allegiant Travel Co.*	1,153	40,816
Belden CDT, Inc.	1,051	48,399
Boeing Co.	1,051	97,260
Brady Corp., Class A	531	21,256
Caterpillar, Inc.	1,597	114,824
CDI Corp.	1,051	28,030
Compagnie de Saint-Gobain (France)	247	24,382
Danaher Corp.	531	46,101
Emerson Electric Co.	1,573	89,692
FedEx Corp.	531	52,288
Fuel Tech, Inc.*	1,318	32,172
General Electric Co.	7,863	301,074
Granite Construction, Inc.	531	21,782
IKON Office Solutions, Inc.	1,051	13,274
Illinois Tool Works, Inc.	1,573	87,302
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	651	33,618
JetBlue Airways Corp.*	4,046	28,322
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	931	39,166
Manpower, Inc.	1,051	64,216
Mitsubishi Corp. (Japan)	1,500	43,002
Northrop Grumman Corp.	1,573	123,937
PACCAR, Inc.	595	30,113

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
INDUSTRIALS (Continued)
PHH Corp.*	1,051	$23,290
Raven Industries, Inc.	1,051	36,501
Siemens AG (Germany)	432	65,770
Simpson Manufacturing Co., Inc.	1,051	27,967
Trane, Inc.	1,573	57,745
Union Pacific Corp.	531	66,980
United Parcel Service, Inc., Class B	1,573	115,899
United Stationers, Inc.*	531	26,900
United Technologies Corp.	4,518	337,811
Waste Connections, Inc.*	551	17,538
		2,263,753
INFORMATION TECHNOLOGY—12.9%
Accenture Ltd., Class A (Bermuda)	1,333	46,068
Agilysys, Inc.	2,099	29,155
Amkor Technology, Inc.*	3,145	25,915
Anixter International, Inc.*	531	34,250
Benchmark Electronics, Inc.*	1,051	18,865
CANON, Inc. (Japan)	2,000	104,755
Cisco Systems, Inc.*	4,196	117,572
eBay, Inc.*	3,150	105,620
Entegris, Inc.*	2,621	22,698
FLIR Systems, Inc.*	531	36,496
Foundry Networks, Inc.*	2,099	37,005
Google, Inc., Class A*	225	155,925
Hewlett-Packard Co.	2,099	107,385
Intel Corp.	4,196	109,432
International Business Machines Corp.	1,051	110,544
Itron, Inc.*	531	41,179
Ixia*	3,672	37,932
Jack Henry & Associates, Inc.	1,051	28,125
Juniper Networks, Inc.*	2,099	62,382
Lawson Software, Inc.*	2,770	26,924
MICROS Systems, Inc.*	531	38,306
Microsoft Corp.	8,389	281,870
MKS Instruments, Inc.*	531	9,648
Motorola, Inc.	21,516	343,611
MPS Group, Inc.*	2,099	23,299
Nintendo Co. Ltd. (Japan)	35	21,298
Nokia Oyj (Finland)	2,713	108,597
Nuance Communications, Inc.*	1,909	38,524
ON Semiconductor Corp.*	3,145	28,903
Orbcomm, Inc.*	4,238	33,014
Perficient, Inc.*	1,051	17,625
Perot Systems Corp., Class A*	1,573	20,685
SAP AG (Germany)	509	26,105
SAVVIS, Inc.*	861	27,586
Sonus Networks, Inc.*	5,534	36,414
Sun Microsystems, Inc.*	26,624	553,247
Sybase, Inc.*	1,051	26,948
Symantec Corp.*	4,198	74,724
Telefonaktiebolaget LM Ericsson (Sweden)	35,000	85,467
THQ, Inc.*	1,051	25,697
TIBCO Software, Inc.*	531	4,158
ValueClick, Inc.*	1,573	37,186
Veeco Instruments, Inc.*	1,573	26,395
Xerox Corp.	4,196	70,828
		3,218,362

	Number of Shares	Market Value
MATERIALS—5.5%
A. Schulman, Inc.	1,573	$33,914
Alcoa, Inc.	2,099	76,341
Anglo American PLC (United Kingdom)	1,792	121,077
AptarGroup, Inc.	1,051	44,363
ArcelorMittal (Luxembourg)	462	34,185
BASF AG (Germany)	175	24,341
Bayer AG (Germany)	357	29,523
BHP Billiton Ltd. (Australia)	1,503	57,131
BHP Billiton PLC (United Kingdom)	2,309	76,295
CF Industries Holdings, Inc.	531	48,310
Dow Chemical (The) Co.	2,099	88,032
E.I. du Pont de Nemours & Co.	2,099	96,869
Greif, Inc., Class A	531	31,366
Headwaters, Inc.*	2,099	25,188
JFE Holdings, Inc. (Japan)	500	27,271
Newmont Mining Corp.	200	9,938
NIPPON STEEL Corp. (Japan)	10,000	59,950
Quanex Corp.	1,051	52,592
Rio Tinto PLC (United Kingdom)	1,056	122,462
Rockwood Holdings, Inc.*	1,051	35,398
Southern Copper Corp.	1,051	116,293
Terra Industries, Inc.*	1,253	47,338
Weyerhaeuser Co.	1,051	76,912
Xstrata PLC (United Kingdom)	541	38,032
		1,373,121
TELECOMMUNICATION SERVICES—4.3%
AT&T, Inc.	6,295	240,533
BT Group PLC (United Kingdom)	13,873	81,795
Deutsche Telekom AG (Germany)	100	2,216
Golden Telecom, Inc.*	851	86,342
Koninklijke (Royal) KPN N.V. (Netherlands)	789	14,546
Qwest Communications International, Inc.*	25,523	169,218
Telefonica S.A. (Spain)	3,425	115,177
Time Warner Telecom, Inc., Class A*	1,563	35,058
Verizon Communications, Inc.	3,145	135,895
Vodafone Group PLC (United Kingdom)	52,483	196,618
		1,077,398
UTILITIES—3.7%
American Electric Power Co., Inc.	2,099	100,059
American States Water Co.	531	22,116
Constellation Energy Group, Inc.	1,473	147,609
E.ON AG (Germany)	277	56,647
Endesa S.A. (Spain)	1,463	80,702
Enel S.p.A (Italy)	2,765	33,240
Exelon Corp.	3,672	297,688
MGE Energy, Inc.	1,051	36,859
National Grid PLC (United Kingdom)	1,408	23,783
PNM Resources, Inc.	1,573	34,889
Suez SA (France)	650	43,393
Tokyo Electric Power (The) Co., Inc. (Japan)	1,000	27,316
Westar Energy, Inc.	1,051	27,231
		931,532
Total Common Stocks (Cost $24,795,391)		23,961,860

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
CORPORATE BONDS—2.5%
CONSUMER DISCRETIONARY—0.4%
CBS Corp. 7.875%, 7/30/30	$15,000	$16,289
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	15,000	16,882
Comcast Corp. 6.45%, 3/15/37	11,000	11,009
Home Depot (The), Inc. 5.40%, 3/01/16	5,000	4,746
News America, Inc. 6.20%, 12/15/34	16,000	15,462
Time Warner Cable, Inc. 6.55%, 5/01/37	15,000	14,935
Time Warner Cable, Inc. 144A 6.55%, 5/01/37	10,000	9,957
Time Warner, Inc. 7.70%, 5/01/32	14,000	15,430
Viacom, Inc. 6.25%, 4/30/16	1,000	1,020
		105,730
CONSUMER STAPLES—0.2%
CVS Caremark Corp. 6.302%, 6/01/37	10,000	9,806
Kroger (The) Co. 5.50%, 2/01/13	4,000	4,099
Pepsi Bottling Group (The), Inc., Series B 7.00%, 3/01/29	4,000	4,606
Procter & Gamble (The) Co. 5.55%, 3/05/37	26,000	26,053
Wal-Mart Stores, Inc. 4.55%, 5/01/13	2,000	1,993
		46,557
ENERGY—0.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16	2,000	2,042
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	2,000	2,010
ConocoPhillips 5.90%, 10/15/32	16,000	16,583
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	2,000	2,026
Spectra Energy Capital LLC 6.25%, 2/15/13	2,000	2,108
		24,769
FINANCIALS—0.8%
Allstate (The) Corp. 5.55%, 5/09/35	19,000	17,131
American Express Co. 6.80%, 9/01/66	40,000	41,206
American General Finance Corp., Series H MTN 5.375%, 10/01/12	5,000	4,995
Bank of America Corp. 4.875%, 1/15/13	2,000	2,001
Capital One Financial Corp. 6.15%, 9/01/16	4,000	3,727
Capmark Financial Group, Inc. 144A 6.30%, 5/10/17	6,000	4,142

	Principal Amount	Market Value
FINANCIALS (Continued)
Credit Suisse (USA), Inc. 7.125%, 7/15/32	$16,000	$18,085
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	10,000	11,479
Goldman Sachs Group, L.P. 5.00%, 10/01/14	2,000	1,955
HSBC Finance Corp. 6.375%, 11/27/12	5,000	5,225
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	5,000	5,080
iStar Financial, Inc. Series 1 5.875%, 3/15/16	2,000	1,639
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	5,000	5,241
Lincoln National Corp. 7.00%, 5/17/66	25,000	25,009
Morgan Stanley 5.30%, 3/01/13	2,000	1,984
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	2,000	2,007
SLM Corp., Series A MTN 5.375%, 5/15/14	2,000	1,768
Travelers (The) Cos., Inc. 6.25%, 3/15/37	26,000	24,694
Unilever Capital Corp. 5.90%, 11/15/32	19,000	19,165
Wells Fargo & Co. 5.00%, 11/15/14	2,000	1,974
		198,507
HEALTH CARE—0.2%
Abbott Laboratories 5.875%, 5/15/16	2,000	2,089
Bristol-Myers Squibb Co. 5.875%, 11/15/36	28,000	27,883
Eli Lilly & Co. 5.55%, 3/15/37	26,000	25,417
WellPoint, Inc. 5.25%, 1/15/16	2,000	1,940
		57,329
INDUSTRIALS—0.2%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	25,000	24,680
CSX Corp. 6.00%, 10/01/36	17,000	16,270
		40,950
MATERIALS—0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	5,000	4,997
CRH America, Inc. 6.00%, 9/30/16	2,000	1,980
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	21,000	21,935
Weyerhaeuser Co. 7.375%, 3/15/32	15,000	15,111
		44,023

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
TELECOMMUNICATION SERVICES—0.2%
BellSouth Corp. 6.00%, 11/15/34	$20,000	$19,780
Embarq Corp. 7.082%, 6/01/16	2,000	2,089
Verizon Global Funding Corp. 7.75%, 12/01/30	15,000	17,864
		39,733
UTILITIES—0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/15	2,000	1,856
Dominion Resources, Inc., Series C 5.15%, 7/15/15	2,000	1,940
Exelon Generation Co. LLC 5.35%, 1/15/14	2,000	1,965
FirstEnergy Corp., Series C 7.375%, 11/15/31	15,000	16,174
Midamerican Energy Holdings Co. 6.125%, 4/01/36	17,000	16,979
Pacific Gas & Electric Co. 6.05%, 3/01/34	16,000	15,888
		54,802
Total Corporate Bonds (Amortized Cost $614,972)		612,400
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—0.7%
FEDERAL HOME LOAN MORTGAGE CORP.—0.2%
6.25%, 7/15/32	45,000	53,161
UNITED STATES TREASURY BONDS/NOTES—0.5%
3.50%, 2/15/10	25,000	25,240
4.75%, 5/15/14	6,000	6,384
7.50%, 11/15/16	44,000	55,478
7.625%, 2/15/25	15,000	20,739
6.25%, 5/15/30	11,000	13,848
		121,689
Total United States Government & Agencies Obligations (Amortized Cost $168,386)		174,850
SOVEREIGN BONDS—0.0%
SOVEREIGN—0.0%
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13 (Amortized Cost $5,280)	5,000	5,323
Total Investments—99.1% (Amortized Cost $25,584,029)		$24,754,433
Other assets less liabilities—0.9%		235,057
Net Assets—100.0%		$24,989,490

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $29,034 or 0.1% of net assets.

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS

TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—7.3%
CONSUMER DISCRETIONARY—0.7%
Cabela's, Inc., Class A*	150	$2,481
Citadel Broadcasting Corp.	334	768
Coach, Inc.*	150	5,571
Comcast Corp., Class A*	331	6,799
Compagnie Financiere Richemont SA, Class A (China)	65	4,473
DIRECTV Group (The), Inc.*	334	8,308
Fleetwood Enterprises, Inc.*	331	1,811
Gaylord Entertainment Co.*	30	1,262
Gemstar-TV Guide International, Inc.*	331	1,953
Home Depot (The), Inc.	150	4,284
HONDA MOTOR Co. Ltd. (Japan)	200	6,779
J. Crew Group, Inc.*	45	2,162
Jo-Ann Stores, Inc.*	101	1,662
Lear Corp.*	39	1,148
Liberty Global, Inc., Class A*	104	4,224
Live Nation, Inc.*	101	1,355
McDonald's Corp.	184	10,759
New York & Co., Inc.*	331	2,439
Omnicom Group, Inc.	27	1,316
Rent-A-Center, Inc.*	151	2,138
Sony Corp. (Japan)	100	5,418
Target Corp.	30	1,802
Time Warner, Inc.	27	466
Toyota Motor Corp. (Japan)	200	11,252
Under Armour, Inc., Class A*	24	1,192
Viacom, Inc., Class B*	149	6,261
Yum! Brands, Inc.	181	6,724
		104,807
CONSUMER STAPLES—0.7%
Altria Group, Inc.	181	14,038
British American Tobacco PLC (United Kingdom)	33	1,280
Carrefour SA (France)	21	1,631
Coca-Cola (The) Co.	231	14,345
ConAgra Foods, Inc.	234	5,855
Diageo PLC (United Kingdom)	71	1,596
Kraft Foods, Inc., Class A	231	7,981
L'Oreal SA (France)	3	418
Nestle SA (China)	15	7,214
Procter & Gamble (The) Co.	331	24,494
Reckitt Benckiser Group PLC (United Kingdom)	12	713
Tesco PLC (United Kingdom)	131	1,290
Unilever NV (Netherlands)	68	2,411
Unilever PLC (United Kingdom)	24	880
Wal-Mart Stores, Inc.	361	17,292
		101,438
ENERGY—0.7%
BG Group PLC (United Kingdom)	247	5,170
BP PLC (United Kingdom)	1,123	13,623
Chevron Corp.	184	16,150
ENI S.p.A (Italy)	131	4,686
EOG Resources, Inc.	100	8,278
Exxon Mobil Corp.	334	29,780
International Coal Group, Inc.*	516	2,585

	Number of Shares	Market Value
ENERGY (Continued)
Newpark Resources, Inc.*	334	$1,797
Oilsands Quest, Inc.*	444	1,998
Repsol YPF S.A. (Spain)	75	2,772
Royal Dutch Shell PLC, Class A (United Kingdom)	203	8,206
Royal Dutch Shell PLC, Class B (United Kingdom)	158	6,341
Schlumberger Ltd. (Netherlands Antilles)	59	5,514
Ship Finance International Ltd. (Bermuda)	62	1,579
Total SA (France)	74	5,999
		114,478
FINANCIALS—1.5%
ABN AMRO Holding NV (Netherlands)	56	2,959
American Express Co.	361	21,292
American International Group, Inc.	30	1,744
Apollo Investment Corp.	331	5,862
Aspen Insurance Holdings Ltd. (Bermuda)	36	1,037
Assicurazioni Generali S.p.A (Italy)	15	690
Aviva PLC (United Kingdom)	119	1,669
AXA (France)	27	1,107
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)	68	1,698
Banco Santander S.A. (Spain)	427	9,176
Bank of America Corp.	334	15,407
Barclays PLC (United Kingdom)	289	3,346
BNP Paribas (France)	27	3,058
Cascade Bancorp	150	2,601
Charles Schwab (The) Corp.	361	8,776
Citigroup, Inc.	331	11,022
Commonwealth Bank of Australia (Australia)	42	2,216
Credit Suisse Group (China)	77	4,648
Deerfield Triarc Capital Corp. REIT	343	2,576
Deutsche Bank AG (Germany)	3	395
FelCor Lodging Trust, Inc. REIT	150	2,627
First Industrial Realty Trust, Inc. REIT	30	1,096
Fortis (Belgium)	71	1,908
Greenlight Capital Re, Ltd., Class A (Cayman Islands)*	194	4,216
HBOS PLC (United Kingdom)	227	3,725
HSBC Holdings PLC (United Kingdom)	380	6,485
ING Groep N.V. (Netherlands)	45	1,752
Intesa Sanpaolo S.p.A (Italy)	199	1,592
JPMorgan Chase & Co.	334	15,237
Lincoln National Corp.	181	11,144
Lloyds TSB Group PLC (United Kingdom)	283	2,880
Montpelier Re Holdings Ltd. (Bermuda)	51	883
Morgan Stanley	30	1,582
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	3	548
National Australia Bank Ltd. (Australia)	48	1,626
National City Corp.	361	7,133
Nomura Holdings, Inc. (Japan)	300	5,377
Nordea Bank AB (Sweden)	200	3,356
Northern Trust Corp.	30	2,430
NYSE Euronext	77	6,668
Platinum Underwriters Holdings Ltd. (Bermuda)	41	1,489
Prudential PLC (United Kingdom)	68	949

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
FINANCIALS (Continued)
Ramco-Gershenson Properties Trust REIT	150	$3,795
Realty Income Corp. REIT	150	4,275
Royal Bank of Scotland Group PLC (United Kingdom)	529	4,993
SLM Corp.*	150	5,712
Societe Generale (France)	12	1,860
SVB Financial Group*	100	5,148
Swiss Re (China)	21	1,561
UBS AG (China)	143	7,245
UniCredito Italiano S.p.A (Italy)	256	2,189
Wachovia Corp.	30	1,290
Wells Fargo & Co.	100	3,243
Zurich Financial Services AG (China)	12	3,499
		230,792
HEALTH CARE—0.9%
Abbott Laboratories	184	10,582
Alexion Pharmaceuticals, Inc.*	33	2,400
AstraZeneca PLC (United Kingdom)	48	2,280
Auxilium Pharmaceuticals, Inc.*	104	2,917
Becton, Dickinson & Co.	30	2,482
CIGNA Corp.	151	8,095
Dendreon Corp.*	271	1,355
GlaxoSmithKline PLC (United Kingdom)	95	2,516
Healthspring, Inc.*	77	1,455
Inverness Medical Innovations, Inc.*	33	1,936
Johnson & Johnson	334	22,626
Kindred Healthcare, Inc.*	100	2,457
McKesson Corp.	30	2,002
Merck & Co, Inc.	181	10,744
MGI Pharma, Inc.*	62	2,146
Novartis AG (China)	107	6,098
OSI Pharmaceuticals, Inc.*	45	2,098
Pfizer, Inc.	719	17,083
Psychiatric Solutions, Inc.*	100	3,653
Roche Holding AG (China)	35	6,680
Sanofi-Aventis SA (France)	18	1,718
STERIS Corp.	100	2,796
Sunrise Senior Living, Inc.*	100	3,139
Thermo Fisher Scientific, Inc.*	181	10,433
UnitedHealth Group, Inc.	184	10,120
		139,811
INDUSTRIALS—0.8%
ABB Ltd. (China)	113	3,321
ABM Industries, Inc.	100	2,040
Aecom Technology Corp.*	146	3,882
Allegiant Travel Co.*	98	3,469
Belden CDT, Inc.	100	4,605
Brady Corp., Class A	100	4,003
Caterpillar, Inc.	100	7,190
CDI Corp.	100	2,667
Curtiss-Wright Corp.	100	5,394
Emerson Electric Co.	30	1,711
FreightCar America, Inc.	100	3,397
Fuel Tech, Inc.*	98	2,392
General Electric Co.	361	13,822
Granite Construction, Inc.	100	4,102

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Illinois Tool Works, Inc.	30	$1,665
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	33	1,704
JetBlue Airways Corp.*	244	1,708
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	89	3,744
Mitsubishi Corp. (Japan)	200	5,734
Northrop Grumman Corp.	30	2,364
Raven Industries, Inc.	100	3,473
Regal-Beloit Corp.	100	4,708
RSC Holdings, Inc.*	176	2,161
Schneider Electric SA (France)	12	1,680
Siemens AG (Germany)	30	4,567
Simpson Manufacturing Co, Inc.	100	2,661
Trane, Inc.	150	5,507
United Parcel Service, Inc., Class B	30	2,210
United Technologies Corp.	184	13,758
		119,639
INFORMATION TECHNOLOGY—1.0%
3Com Corp.*	432	1,862
Accenture Ltd., Class A (Bermuda)	131	4,527
Agilysys, Inc.	100	1,389
Amkor Technology, Inc.*	181	1,491
Andrew Corp.*	122	1,789
Cisco Systems, Inc.*	331	9,275
eBay, Inc.*	184	6,170
Electronics for Imaging, Inc.*	57	1,308
Equinix, Inc.*	21	2,186
Foundry Networks, Inc.*	100	1,763
Hewlett-Packard Co.	30	1,535
Intel Corp.	334	8,711
Ixia*	331	3,419
Juniper Networks, Inc.*	150	4,458
Lawson Software, Inc.*	161	1,565
Microsoft Corp.	331	11,122
Motorola, Inc.	1,049	16,753
Nokia Oyj (Finland)	181	7,245
Nuance Communications, Inc.*	119	2,401
ON Semiconductor Corp.*	184	1,691
Orbcomm, Inc.*	268	2,088
Palm, Inc.*	100	697
Perficient, Inc.*	100	1,677
Quest Software, Inc.*	100	1,617
SAIC, Inc.*	92	1,834
SAP AG (Germany)	36	1,846
SAVVIS, Inc.*	59	1,890
Sonus Networks, Inc.*	268	1,763
Spansion, Inc., Class A*	185	988
Sun Microsystems, Inc.*	1,206	25,060
Symantec Corp.*	331	5,892
Telefonaktiebolaget LM Ericsson (Sweden)	1,000	2,442
TIBCO Software, Inc.*	331	2,592
Xerox Corp.	331	5,587
		146,633
MATERIALS—0.4%
Alcoa, Inc.	184	6,692
Anglo American PLC (United Kingdom)	77	5,203

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Number of Shares	Market Value
MATERIALS (Continued)
AptarGroup, Inc.	27	$1,140
ArcelorMittal (Luxembourg)	18	1,332
BASF AG (Germany)	15	2,086
Bayer AG (Germany)	18	1,489
BHP Billiton Ltd. (Australia)	129	4,903
BHP Billiton PLC (United Kingdom)	86	2,842
Dow Chemical (The) Co.	184	7,717
E.I. du Pont de Nemours & Co.	184	8,491
Hercules, Inc.	331	6,425
Rio Tinto PLC (United Kingdom)	48	5,566
Terra Industries, Inc.*	77	2,909
Xstrata PLC (United Kingdom)	33	2,320
		59,115
TELECOMMUNICATION SERVICES—0.3%
Alaska Communications Systems Group, Inc.	150	2,250
AT&T, Inc.	209	7,986
BT Group PLC (United Kingdom)	343	2,022
Deutsche Telekom AG (Germany)	74	1,640
Koninklijke (Royal) KPN N.V. (Netherlands)	140	2,581
Qwest Communications International, Inc.*	1,514	10,038
Telefonica S.A. (Spain)	77	2,589
Time Warner Telecom, Inc., Class A*	98	2,198
Verizon Communications, Inc.	181	7,821
Vodafone Group PLC (United Kingdom)	2,051	7,684
		46,809
UTILITIES—0.3%
American Electric Power Co., Inc.	30	1,430
E.ON AG (Germany)	3	614
Endesa S.A. (Spain)	57	3,144
Enel S.p.A (Italy)	167	2,008
Exelon Corp.	184	14,916
Iberdrola S.A. (Spain)	74	1,224
National Grid PLC (United Kingdom)	164	2,770
RWE AG (Germany)	15	2,056
Tokyo Electric Power (The) Co., Inc. (Japan)	300	8,195
Westar Energy, Inc.	181	4,690
		41,047
Total Common Stocks (Cost $1,108,563)		1,104,569
	Principal Amount	Market Value
CORPORATE BONDS—10.8%
CONSUMER DISCRETIONARY — 0.2%
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	$30,000	33,765
CONSUMER STAPLES—0.3%
Kroger (The) Co. 5.50%, 2/01/13	15,000	15,371
Wal-Mart Stores, Inc. 4.55%, 5/01/13	30,000	29,889
		45,260

	Principal Amount	Market Value
ENERGY—0.7%
Apache Corp. 5.25%, 4/15/13	$21,000	$21,553
Hess Corp. 6.65%, 8/15/11	27,000	28,733
Kinder Morgan Energy Partners L.P. 6.75%, 3/15/11	21,000	22,100
Spectra Energy Capital LLC 6.25%, 2/15/13	30,000	31,616
		104,002
FINANCIALS—8.0%
American Express Co. 4.875%, 7/15/13	42,000	41,112
Ameriprise Financial, Inc. 5.35%, 11/15/10	15,000	15,411
Bank of America Corp. 4.875%, 1/15/13	48,000	48,015
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	30,000	31,864
Boston Properties LP 6.25%, 1/15/13	30,000	31,125
Citigroup, Inc. 6.00%, 2/21/12	77,000	79,732
European Investment Bank (Supranational) 4.625%, 5/15/14	143,000	146,615
General Electric Capital Corp., Series A MTN 7.375%, 1/19/10	15,000	15,955
5.875%, 2/15/12	15,000	15,747
Genworth Financial, Inc. 5.75%, 6/15/14	30,000	30,639
Goldman Sachs Group L.P. 5.00%, 10/01/14	60,000	58,639
Goldman Sachs Group (The), Inc. 3.875%, 1/15/09	60,000	59,349
HSBC Finance Corp. 6.375%, 11/27/12	77,000	80,464
International Bank for Reconstruction & Development (Supranational) 4.125%, 8/12/09	116,000	116,972
International Lease Finance Corp., Series Q MTN 5.75%, 6/15/11	77,000	78,439
John Deere Capital Corp. 7.00%, 3/15/12	45,000	49,270
JPMorgan Chase & Co. 5.75%, 1/02/13	15,000	15,373
Kreditanstalt fuer Wiederaufbau (Germany) 4.25%, 6/15/10	48,000	49,066
Morgan Stanley 5.30%, 3/01/13	45,000	44,635
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	18,000	19,607
Wachovia Corp. 5.25%, 8/01/14	45,000	43,874
Washington Mutual, Inc. 4.00%, 1/15/09	67,000	63,052
Wells Fargo & Co. 4.875%, 1/12/11	83,000	84,112
		1,219,067

See Notes to Financial Statements.

TDAX Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

November 30, 2007 (Unaudited)

	Principal Amount	Market Value
INDUSTRIALS—0.5%
United Technologies Corp. 4.375%, 5/01/10	$77,000	$77,282
INFORMATION TECHNOLOGY—0.5%
International Business Machines Corp. 4.25%, 9/15/09	72,000	72,502
TELECOMMUNICATION SERVICES—0.3%
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	15,000	16,278
Sprint Capital Corp. 8.375%, 3/15/12	30,000	32,193
		48,471
UTILITIES—0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	15,000	14,737
Progress Energy, Inc. 7.10%, 3/01/11	33,000	35,258
		49,995
Total Corporate Bonds (Amortized Cost $1,633,340)		1,650,344
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—80.5%
FEDERAL HOME LOAN MORTGAGE CORP.—2.6%
4.75%, 3/05/09	301,000	304,136
4.50%, 1/15/13	89,000	90,870
		395,006
FEDERAL NATIONAL MORTGAGE ASSOCIATION—1.1%
7.25%, 1/15/10	150,000	160,832
UNITED STATES TREASURY BONDS/NOTES—76.8%
4.375%, 12/31/07	1,676,000	1,677,310
4.625%, 2/29/08	1,320,000	1,324,435
3.75%, 5/15/08	1,139,000	1,141,670
3.125%, 9/15/08	1,350,000	1,348,946
4.625%, 9/30/08	210,000	212,198
4.75%, 11/15/08	1,138,000	1,153,826
4.50%, 2/15/09	304,000	308,988
2.625%, 3/15/09	616,000	612,246
4.875%, 8/15/09	1,365,000	1,404,671
3.50%, 2/15/10	870,000	878,361
4.75%, 2/15/10	451,000	467,349
4.50%, 5/15/10	466,000	482,383
3.875%, 7/15/10	496,000	506,657
4.75%, 5/15/14	173,000	184,083
		11,703,123
Total United States Government & Agencies Obligations (Amortized Cost $12,181,322)		12,258,961

	Principal Amount	Market Value
SOVEREIGN BONDS—0.4%
SOVEREIGN—0.4%
Italy Government International Bond (Italy) 6.00%, 2/22/11	$27,000	$28,925
United Mexican States (Mexico) 4.625%, 10/08/08	33,000	32,925
Total Sovereign Bonds (Amortized Cost $61,265)		61,850
Total Investments—99.0% (Amortized Cost $14,984,490)		$15,075,724
Other assets less liabilities—1.0%		155,239
Net Assets—100.0%		$15,230,963

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

See Notes to Financial Statements.

TDAX Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2007 (Unaudited)

	TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$14,998,540	$29,977,086	$24,779,974
Foreign currency at value	71,454	69,167	40,974
Cash	71,488	222,086	274,012
Receivables:
From investment advisor	31,041	31,041	31,041
Investment securities sold	88,512	367,575	629,567
Interest	136,810	136,610	29,049
Dividends	9,668	34,979	40,422
Foreign tax reclaims	24	82	86
Other assets	9,329	13,211	9,418
Total Assets	15,416,866	30,851,837	25,834,543
LIABILITIES:
Payables:
Investment securities purchased	108,484	514,540	756,925
Investment advisory fees	2,062	3,455	2,918
Investment sub-advisory fees	11,339	19,004	16,050
Accrued expenses and other liabilities	17,292	17,293	17,292
Total Liabilities	139,177	554,292	793,185
NET ASSETS	$15,277,689	$30,297,545	$25,041,358
NET ASSETS CONSIST OF:
Paid-in capital	$15,156,867	$30,322,883	$25,552,421
Undistributed net investment income	67,192	83,890	55,380
Net realized gain/(loss) on investments and foreign currency transactions	13,871	27,725	(22,733)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	39,759	(136,953)	(543,710)
Net Assets	$15,277,689	$30,297,545	$25,041,358
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$25.43	$25.23	$25.02
Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	600,800	1,200,800	1,000,800
Investments at cost	$14,959,957	$30,115,015	$25,323,996
Foreign currency at cost	$70,261	$68,129	$40,588

See Notes to Financial Statements.

	TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$24,754,433	$15,075,724
Foreign currency at value	42,039	13,329
Cash	231,964	58,656
Receivables:
From investment advisor	31,041	31,041
Investment securities sold	561,812	28,721
Interest	8,987	143,892
Dividends	46,860	1,565
Foreign tax reclaims	115	2
Other assets	13,288	7,380
Total Assets	25,690,539	15,360,310
LIABILITIES:
Payables:
Investment securities purchased	663,742	101,924
Investment advisory fees	3,079	1,559
Investment sub-advisory fees	16,936	8,572
Accrued expenses and other liabilities	17,292	17,292
Total Liabilities	701,049	129,347
NET ASSETS	$24,989,490	$15,230,963
NET ASSETS CONSIST OF:
Paid-in capital	$25,769,839	$15,089,148
Undistributed net investment income	52,818	49,403
Net realized gain/(loss) on investments and foreign currency transactions	(3,851)	852
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	(829,316)	91,560
Net Assets	$24,989,490	$15,230,963
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$24.97	$25.35
Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	1,000,800	600,800
Investments at cost	$25,584,029	$14,984,490
Foreign currency at cost	$41,639	$13,001

See Notes to Financial Statements.

TDAX Funds, Inc.

STATEMENTS OF OPERATIONS

	TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)
INVESTMENT INCOME:
Interest	$71,910	$60,449	$17,844
Dividends	14,968	51,389	58,513
Amortization/accretion	(5,768)	(4,118)	(697)
Foreign withholding taxes	(383)	(1,237)	(1,179)
Total investment income	80,727	106,483	74,481
EXPENSES:
Professional fees	12,833	12,833	12,833
Sub-advisory fees	11,339	19,004	16,049
Compliance	8,750	8,750	8,750
Directors	3,375	3,375	3,375
Advisory fees	2,062	3,455	2,918
Listing fees	1,250	1,250	1,250
Printing	1,000	1,000	1,000
Other expenses	3,967	3,967	3,967
Total Expenses	44,576	53,634	50,142
Less fees waived:
Sub-advisory	(11,339)	(19,004)	(16,049)
Other fees assumed by the Sub-Advisor	(19,702)	(12,037)	(14,992)
Net Expenses	13,535	22,593	19,101
NET INVESTMENT INCOME	67,192	83,890	55,380
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	13,856	27,515	(22,686)
In-kind redemptions	—	13	—
Foreign currency transactions	15	197	(47)
Net realized gain/(loss)	13,871	27,725	(22,733)
Net unrealized appreciation/(depreciation) on:
Investments	38,583	(137,929)	(544,022)
Foreign currency transactions	1,176	976	312
Net unrealized appreciation/(depreciation)	39,759	(136,953)	(543,710)
Net realized and unrealized gain/(loss)	53,630	(109,228)	(566,443)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,822	$(25,338)	$(511,063)

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)
INVESTMENT INCOME:
Interest	$5,686	$57,273
Dividends	68,939	2,380
Amortization/accretion	(233)	77
Foreign withholding taxes	(1,425)	(63)
Total investment income	72,967	59,667
EXPENSES:
Professional fees	12,833	12,833
Sub-advisory fees	16,936	8,572
Compliance	8,750	8,750
Directors	3,375	3,375
Advisory fees	3,079	1,558
Listing fees	1,250	1,250
Printing	1,000	1,000
Other expenses	3,967	3,967
Total Expenses	51,190	41,305
Less fees waived:
Sub-advisory	(16,936)	(8,572)
Other fees assumed by the Sub-Advisor	(14,105)	(22,469)
Net Expenses	20,149	10,264
NET INVESTMENT INCOME	52,818	49,403
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(3,843)	878
In-kind redemptions	—	—
Foreign currency transactions	(8)	(26)
Net realized gain/(loss)	(3,851)	852
Net unrealized appreciation/(depreciation) on:
Investments	(829,596)	91,234
Foreign currency transactions	280	326
Net unrealized appreciation/(depreciation)	(829,316)	91,560
Net realized and unrealized gain/(loss)	(833,167)	92,412
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(780,349)	$141,815

See Notes to Financial Statements.

TDAX Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)
OPERATIONS:
Net investment income	$67,192	$83,890	$55,380
Net realized gain/(loss) on investments and foreign currency transactions	13,871	27,725	(22,733)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	39,759	(136,953)	(543,710)
Net increase/(decrease) in net assets resulting from operations	120,822	(25,338)	(511,063)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,156,867	30,322,883	25,552,421
Value of shares repurchased	—	—	—
Net increase in net assets resulting from shareholder transactions	15,156,867	30,322,883	25,552,421
Net increase in net assets	15,277,689	30,297,545	25,041,358
NET ASSETS:
Beginning of Period	—	—	—
End of Period	$15,277,689	$30,297,545	$25,041,358
Undistributed net investment income at end of period	$67,192	$83,890	$55,380
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	600,800	1,200,800	1,000,800
Shares repurchased	—	—	—
Shares outstanding, end of period	600,800	1,200,800	1,000,800

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)
OPERATIONS:
Net investment income	$52,818	$49,403
Net realized gain/(loss) on investments and foreign currency transactions	(3,851)	852
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	(829,316)	91,560
Net increase/(decrease) in net assets resulting from operations	(780,349)	141,815
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,769,839	15,089,148
Value of shares repurchased	—	—
Net increase in net assets resulting from shareholder transactions	25,769,839	15,089,148
Net increase in net assets	24,989,490	15,230,963
NET ASSETS:
Beginning of Period	—	—
End of Period	$24,989,490	$15,230,963
Undistributed net investment income at end of period	$52,818	$49,403
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—
Shares sold	1,000,800	600,800
Shares repurchased	—	—
Shares outstanding, end of period	1,000,800	600,800

See Notes to Financial Statements.

TDAX Funds, Inc.

FINANCIAL HIGHLIGHTS

	TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)
Net Asset Value, beginning of period	$25.39	$25.52	$25.60
Income from Investment Operations:
Net investment income**	0.14	0.11	0.09
Net realized and unrealized gain/(loss) on investments**	(0.10)	(0.40)	(0.67)
Total from investment operations	0.04	(0.29)	(0.58)
Net Asset Value, end of period	$25.43	$25.23	$25.02
Total Return***	0.16%	(1.14)%	(2.27)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$15,278	$30,298	$25,042
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.66%	0.65%	0.65%
Expenses, prior to expense reimbursements+	2.16%	1.55%	1.72%
Net investment income+	3.26%	2.43%	1.91%
Portfolio turnover rate++	21%	24%	10%

  *  Commencement of Investment Operations.
  **  Based on average shares outstanding.
  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by Amerivest, a sub-advisor.
  +  Annualized.
  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

	TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period October 1, 2007* through November 30, 2007 (Unaudited)	For the Period October 1, 2007* through November 30, 2007 (Unaudited)
Net Asset Value, beginning of period	$25.64	$25.08
Income from Investment Operations:
Net investment income**	0.07	0.12
Net realized and unrealized gain/(loss) on investments**	(0.74)	0.15
Total from investment operations	(0.67)	0.27
Net Asset Value, end of period	$24.97	$25.35
Total Return***	(2.61)%	1.08%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$24,989	$15,231
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%	0.66%
Expenses, prior to expense reimbursements+	1.66%	2.65%
Net investment income+	1.72%	3.17%
Portfolio turnover rate++	6%	39%

See Notes to Financial Statements.

TDAX Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

TDAX Funds, Inc. (the "Company") was organized as a Maryland Corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the "Act").

As of November 30, 2007, the following five (5) series of exchange-traded funds ("ETF") (each a "Fund" and collectively, the "Funds" or "TDAX Independence Exchange-Traded Funds") were in operation and trading:

TDAX Independence 2010 Exchange-Traded Fund	"Independence 2010 ETF"

TDAX Independence 2020 Exchange-Traded Fund	"Independence 2020 ETF"

TDAX Independence 2030 Exchange-Traded Fund	"Independence 2030 ETF"

TDAX Independence 2040 Exchange-Traded Fund	"Independence 2040 ETF"

TDAX Independence In-Target Exchange-Traded Fund	"Independence In-Target ETF"

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

Each Fund offers shares, known as TDAX Independence Target Date Shares that are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 200,000 shares, each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. A minimum transaction fee of $500 per Creation Unit is charged to those persons creating or redeeming Creation Units.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the "Underlying Index"). Zacks Investment Research ("Zacks") is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes, international equities, domestic equities, and fixed income (including, cash, cash equivalents or short-term money market instruments). The Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The Underlying Indexes for the TDAX Independence Exchange-Traded Funds are:

Fund	Index

Independence 2010 ETF	Zacks 2010 Lifecycle Index

Independence 2020 ETF	Zacks 2020 Lifecycle Index

Independence 2030 ETF	Zacks 2030 Lifecycle Index

Independence 2040 ETF	Zacks 2040 Lifecycle Index

Independence In-Target ETF	Zacks In-Target Lifecycle Index

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("US GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. When calculating the NAV of the Funds' shares, stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by a committee (the "Pricing Committee") according to procedures adopted by BNY Investment Advisors (BNY). BNY was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-methods. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Dividends and Distributions to Shareholders It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

There were no distributions paid during the period ended November 30, 2007.

F.  Expenses Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and Amerivest and a sub-licensing agreement between Amerivest and the Advisor. There is no charge to the Funds in connection with these licensing agreements. Expenses related to the initial organization, registration and offering of the Funds are borne by Amerivest.

G.  Taxes On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and there is no impact in the financial statements for the period ended November 30, 2007.

H.  Short Term Investments Each Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

I.  Security Lending Each Fund may lend portfolio securities to certain qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). The loans are collateralized at all time by cash and/or high grade debt obligations in an amount at least equal to 105% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities

TDAX Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement has an initial term of two years and can be terminated with sixty days written notice when authorized either by a majority vote of each Fund's outstanding voting shares or by a vote of a majority of the Company's Board of Directors.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisors, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisors, including, but not limited to cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

Amerivest Investment Management, LLC ("Amerivest") and BNY Investment Advisors ("BNY") act as investment sub-advisors to the Funds (each a "Sub-Advisor" and, together, the "Sub-Advisors"). Amerivest is a wholly owned subsidiary of TD AMERITRADE Holding Corporation. BNY is a separate identifiable division of The Bank of New York Mellon. Pursuant to separate Sub-Advisory Agreements between the Advisor and each Sub-Advisor, the Sub-Advisors will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisors will be responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisors from time to time.

For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.65% (per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

In accordance with the terms of the Sub-Advisory Agreement with Amerivest, the Advisor will pay Amerivest, out of its own resources, a fee at the annual rate of 0.55% of each Fund's average daily net assets for the first $5 billion in assets and 0.60% of each Fund's average daily net assets in excess of $5 billion.

Out of the Sub-Advisory fee, Amerivest pays all fees and expenses of BNY, the Transfer Agent, Administrator and Accounting Agent and Custodian. Amerivest has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund's net annual operating expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). For the period ended November 30, 2007, the "Outside the Cap" expenses on taxes for Independence 2010 ETF and Independence In-Target ETF amounted to 0.01% of the Fund's average daily net assets. The Expense Cap will remain in effect until at least September 30, 2008. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Amerivest pays BNY, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and

•  5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

There is a minimum annual fee of $35,000 per Fund.

Expenses related to the initial organization, registration and offering of the Funds will be borne by Amerivest.

The amounts subject to reimbursement to Amerivest at November 30, 2007 were as follows:

	Reimbursements available through:
	11/30/2007	11/30/2008	11/30/2009
Independence 2010 ETF	$31,041	$31,041	$31,041
Independence 2020 ETF	31,041	31,041	31,041
Independence 2030 ETF	31,041	31,041	31,041
Independence 2040 ETF	31,041	31,041	31,041
Independence In-Target ETF	31,041	31,041	31,041

For the period ended November 30, 2007, the fee waiver and expenses assumed by Amerivest were as follows:

	Amerivest Fee Waiver	Expense Assumed by Amerivest
Independence 2010 ETF	$11,339	$19,702
Independence 2020 ETF	19,004	12,037
Independence 2030 ETF	16,049	14,992
Independence 2040 ETF	16,936	14,105
Independence In-Target ETF	8,572	22,469

The Bank of New York serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund. Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board is currently comprised of four Directors, of whom three Directors are not "interested" persons of the Company or the Advisor, as defined under the 1940 Act ("Disinterested Directors"). The Company pays each Disinterested Director an annual fee of $30,000, plus a fee for the attendance of each meeting. Each Disinterested Director will also receive $2,000 per Audit Committee meeting attended, except for the Audit Committee Chairman, who will receive $3,000 per Audit Committee meeting attended. The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board. Directors' fees and expenses are allocated among the Funds based on each Fund's relative average net assets.

4. FEDERAL INCOME TAXES

As of November 30, 2007, the cost of investments for federal income tax purposes were substantially the same as for book purposes and the aggregated gross unrealized appreciation/depreciation on investments and foreign currency were as follows:

Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Currency
Independence 2010 ETF $14,959,957	$38,583	$326,195	$(287,612)	$1,176
Independence 2020 ETF 30,115,015	(137,929)	746,399	(884,328)	976
Independence 2030 ETF 25,323,996	(544,022)	581,365	(1,125,387)	312
Independence 2040 ETF 25,584,029	(829,596)	596,273	(1,425,869)	280
Independence In-Target ETF 14,984,490	91,234	125,992	(34,758)	326

TDAX Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended November 30, 2007, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Independence 2010 ETF	$2,384,882	$3,072,461
Independence 2020 ETF	4,833,933	4,925,069
Independence 2030 ETF	1,501,155	1,711,152
Independence 2040 ETF	1,173,853	1,331,527
Independence In-Target ETF	3,239,654	2,162,559

For the period ended November 30, 2007, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Independence 2010 ETF	$15,019,416	—
Independence 2020 ETF	30,182,741	—
Independence 2030 ETF	25,455,797	—
Independence 2040 ETF	25,720,170	—
Independence In-Target ETF	7,808,755	—

6. CAPITAL SHARE TRANSACTIONS

As of November 30, 2007, there were 12.5 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

TDAX Funds, Inc.

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY AGREEMENT

At a meeting held on July 24, 2007, the Board of Directors (the "Board") of TDAX Funds, Inc. (the "Company"), including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) approved the Company's investment advisory agreement (the "Advisory Agreement") with XShares Advisors LLC (the "Advisor"), with respect to the Company and its portfolios (the "Funds"), and separate subadvisory agreements (each, a "Sub-Advisory Agreement" and, together, with the Advisory Agreement, the "Agreements") between the Advisor and BNY Investment Advisors ("BNY"), and between the Advisor and Amerivest Investment Management, LLC ("Amerivest" and, together with BNY, the "Sub-Advisors"). Prior to the meeting, the Board received and reviewed substantial information regarding the Company and the Funds, the Advisor, and the Sub-Advisors, and the services to be provided by the Advisor and the Sub-Advisors to the Company and its Funds under the Agreements. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board's approval of the Agreements.

1.  The nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisors.

The Board reviewed in detail the nature and extent of the services to be provided by the Advisor and the Sub-Advisors under the Agreements. The Board noted that these services will include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Company. The Board appreciated the relatively unique nature of the Funds, as exchange-traded funds, and the background and experience of the Advisor's and Sub-Advisors' senior management, including those individuals responsible for portfolio management. The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Company's service providers. The Board noted that, in addition to managing the investment program for the Funds, the Advisor will provide certain non-advisory services.

The Board also considered that the Advisor will pay for the compensation of officers or employees of the Company who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board evaluated these factors in consultation with counsel, Paul, Hastings, Janofsky & Walker LLP. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor to the Funds under the Advisory Agreement were reasonable and appropriate in relation to the advisory fee, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of this unitary advisory fee will be used to compensate the Funds' service providers.

The Board also considered BNY's operational capabilities and resources, and BNY's experience in serving as an advisor to exchange-traded funds, noting that BNY currently provides investment advisory and management services to other exchange-traded funds. The Board also noted that The Bank of New York, an affiliate of BNY, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and acting as Custodian for Fund assets. In this regard, the Board concluded that the benefits accruing to BNY and its affiliates by virtue of their relationship with the Funds are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that the Advisor, not the Funds, pays the fees to BNY under the Sub-Advisory Agreement with BNY.

The Board also considered Amerivest's role in providing oversight over BNY, such oversight to include review of the portfolio of securities of each Fund in accordance with the terms of the Funds' prospectuses and statements of additional information, assistance in the resolution of any pricing issues and assistance in the development of trading strategies. In addition, Amerivest will (i) coordinate with BNY to keep the Board and the Advisor fully informed on an ongoing basis of all material facts concerning the investment and reinvestment of the assets of each Fund and the operations of Amerivest and BNY, (ii) in conjunction with BNY, promptly notify the Advisor or the Board of fair valuation situations or of significant events that may require fair value pricing of all or a portion of a Fund's portfolio and provide assistance in determining the fair value of securities, and (iii) provide reasonable assistance to the Advisor, BNY, the administrator, the custodian and foreign custodians, the transfer agent and pricing agents. In this regard, the Board concluded that the benefits accruing to Amerivest by virtue of its relationship with the Funds are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board also noted that the Advisor, not the Funds, pays the fees to Amerivest under the Sub-Advisory Agreement with Amerivest.

TDAX Funds, Inc.

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY AGREEMENT (CONTINUED)

2.  The performance of the Funds, the Advisor and the Sub-Advisors.

Since the Funds have not yet commenced operations, it was not possible for the Board to consider the performance of the Funds, the Advisor and the Sub-Advisors. In connection with its assessment of the ability of the Advisor and the Sub-Advisors to perform their duties under the Agreements, the Board considered the Advisor's and Sub-Advisors' financial condition and whether they had the resources necessary to carry out their functions under the Agreements. The Board concluded that the Advisor and the Sub-Advisors had the financial resources necessary to perform their obligations under the Agreements.

3.  The cost of the advisory services and the profits to the Advisor, Sub-Advisors, and their affiliates from their relationship with the Funds.

The Board considered the proposed level of the advisory fee for each Fund against a sample of advisory fees charged by other exchange-traded funds provided with the materials that had been distributed to each of the Directors in advance of the meeting (the "Board Materials"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Funds against a sample universe of other exchange-traded funds provided with the Board Materials. The Board considered that this type of information would be useful in assessing whether the Advisor and the Sub-Advisors would be providing services at a cost that was competitive with other exchange-traded funds. The Board concluded that the contract rate advisory fee and total fund expenses for each of the Funds were reasonable, but noted that the advisory fees charged by the Funds were at the higher end of the range as compared to the advisory fees charged by the other exchange-traded funds listed in the Board Materials. In concluding that the advisory fees and fund expenses were reasonable, the Board considered the Company's innovative and unique investment process. In assessing this information, the Directors considered both the gross fees as well as the level of fees after waivers and/or reimbursements.

4.  The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Advisor's costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5.  Other factors.

The Board also considered whether the Sub-Advisors would benefit in other ways from their relationship with the Funds, noting that the Sub-Advisors do not presently participate in any soft-dollar arrangements in connection with the Funds' brokerage transactions and that affiliates of the Sub-Advisors provide other services to the Funds.

Based on a consideration of all these factors in their totality, the Board, including the "non-interested" Directors, determined that each Fund's advisory fee, as well as the sub-advisory fees payable to each Sub-Advisor, were fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

TDAX Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and information on how the Funds will have voted proxies during the period ending June 30, 2008) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.tdaxshares.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.tdaxshares.com.

This Page is Intentionally Left Blank

This material must be accompanied or preceded by a prospectus.

An Investor should consider the fund's investment objective, risks, charges and expenses carefully before investing.

There are risks involved with investing in exchange-traded funds ("ETFs") including possible loss of money. TDAX Independence ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies may be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

For this and more complete information about the fund call 800.925.2870 or visit the website www.tdaxshares.com for a prospectus. Please read the prospectus carefully before investing.

TDAX Independence ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is not affiliated with TDAX Funds, Inc. or any other affiliate.

TDAX Funds, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC
420 Lexington Avenue
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISORS

Amerivest Investment Management, LLC
1005 North Ameritrade Place
Bellevue, NE 68005

BNY Investment Advisors
200 Park Avenue
8th Floor
New York, NY 10166

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York
101 Barclay Street
New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.
P.O. Box 328
Denver, CO 80201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP
750 Third Avenue
New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky, Walker LLP
75 East 55th Street
New York, NY 10022

TDAX Independence Exchange-Traded Funds

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TDAX Funds, Inc.	.

By:	/s/ David M. Kelley	.

Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	February 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley	.

Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	February 5, 2008

By:	/s/ David W. Jaffin	.

Name:	David W. Jaffin

Title:	Chief Financial Officer, Secretary and Treasurer

Date:	February 5, 2008